UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-7899
                                   811-7885

Name of Fund: Merrill Lynch International Index Fund of Merrill Lynch Index
              Funds, Inc. and Master International Index Series of Quantitative Master Series Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Merrill Lynch International Index Fund of Merrill Lynch Index Funds, Inc. and Master International Index Series of Quantitative Master Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 12/31/05

Date of reporting period: 07/01/05 - 09/30/05

Item 1 - Schedule of Investments

Merrill Lynch International Index Fund
Schedule of Investments as of September 30, 2005

                          Beneficial
                            Interest     Mutual Funds                                                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
                       $ 133,807,881     Master International Index Series                                             $231,364,482
-----------------------------------------------------------------------------------------------------------------------------------
                                         Total Investments (Cost - $188,887,869) - 100.1%                               231,364,482

                                         Liabilities in Excess of Other Assets - (0.1%)                                    (128,118)
                                                                                                                       ------------
                                         Net Assets - 100.0%                                                           $231,236,364
                                                                                                                       ============

Master International Index Series
Schedule of Investments as of September 30, 2005               (in U.S. dollars)

                                                                  Shares
Country              Industry                                       Held  Common Stocks                                    Value
------------------------------------------------------------------------------------------------------------------------------------
Australia - 4.8%     Airlines - 0.0%                              33,641  Qantas Airways Ltd.                           $     86,575
                     ---------------------------------------------------------------------------------------------------------------
                     Beverages - 0.1%                             26,064  Coca-Cola Amatil Ltd.                              157,439
                                                                  86,856  Foster's Group Ltd.                                386,690
                                                                                                                        ------------
                                                                                                                             544,129
                     ---------------------------------------------------------------------------------------------------------------
                     Biotechnology - 0.1%                         11,970  CSL Ltd.                                           351,010
                     ---------------------------------------------------------------------------------------------------------------
                     Capital Markets - 0.1%                       11,468  Macquarie Bank Ltd.                                659,881
                     ---------------------------------------------------------------------------------------------------------------
                     Chemicals - 0.0%                             13,503  Orica Ltd.                                         216,543
                     ---------------------------------------------------------------------------------------------------------------
                     Commercial Banks - 1.2%                      74,757  Australia & New Zealand Banking Group Ltd.       1,370,117
                                                                  51,438  Commonwealth Bank of Australia                   1,508,769
                                                                  64,791  National Australia Bank Ltd.                     1,635,237
                                                                  81,489  Westpac Banking Corp.                            1,313,034
                                                                                                                        ------------
                                                                                                                           5,827,157
                     ---------------------------------------------------------------------------------------------------------------
                     Commercial Services & Supplies - 0.1%        53,780  Brambles Industries Ltd.                           363,872
                     ---------------------------------------------------------------------------------------------------------------
                     Construction & Engineering - 0.0%             7,743  Leighton Holdings Ltd.                              84,259
                     ---------------------------------------------------------------------------------------------------------------
                     Construction Materials - 0.2%                19,286  Boral Ltd.                                         118,853
                                                                  36,728  CSR Ltd.                                            86,947
                                                                   3,992  James Hardie Industries NV                          27,284
                                                                  41,326  Rinker Group Ltd.                                  523,242
                                                                                                                        ------------
                                                                                                                             756,326
                     ---------------------------------------------------------------------------------------------------------------
                     Containers & Packaging - 0.1%                41,043  Amcor Ltd.                                         210,308
                     ---------------------------------------------------------------------------------------------------------------
                     Distributors - 0.0%                          65,581  Pacific Brands Ltd.                                142,731
                     ---------------------------------------------------------------------------------------------------------------
                     Diversified Financial Services - 0.1%         1,250  Australian Stock Exchange Ltd.                      25,888
                                                                  23,490  Challenger Financial Services Group Ltd.            71,932
                                                                  16,417  SFE Corp. Ltd.                                     157,212
                                                                  23,405  Suncorp-Metway Ltd.                                352,281
                                                                                                                        ------------
                                                                                                                             607,313
                     ---------------------------------------------------------------------------------------------------------------
                     Diversified Telecommunication               112,683  Telstra Corp. Ltd.                                 350,225
                     Services - 0.1%
                     ---------------------------------------------------------------------------------------------------------------
                     Food & Staples Retailing - 0.2%              60,420  Coles Myer Ltd.                                    473,394
                                                                  45,738  Woolworths Ltd.                                    580,847
                                                                                                                        ------------
                                                                                                                           1,054,241
                     ---------------------------------------------------------------------------------------------------------------
                     Health Care Equipment &                       7,344  Ansell Ltd.                                         63,261
                     Supplies - 0.0%
                     ---------------------------------------------------------------------------------------------------------------
                     Health Care Providers &                      40,746  Mayne Group Ltd.                                   167,402
                     Services - 0.0%                               2,368  Sonic Healthcare Ltd.                               28,029
                                                                                                                        ------------
                                                                                                                             195,431
                     ---------------------------------------------------------------------------------------------------------------
                     Hotels, Restaurants & Leisure - 0.1%          4,629  Aristocrat Leisure Ltd.                             41,889
                                                                  23,453  TABCORP Holdings Ltd.                              308,946
                                                                  14,689  UNiTAB Ltd.                                        146,946
                                                                                                                        ------------
                                                                                                                             497,781
                     ---------------------------------------------------------------------------------------------------------------
                     IT Services - 0.0%                           11,639  Computershare Ltd.                                  58,662
                     ---------------------------------------------------------------------------------------------------------------
                     Industrial Conglomerates - 0.1%              15,471  Wesfarmers Ltd.                                    474,349
                     ---------------------------------------------------------------------------------------------------------------
                     Insurance - 0.3%                             75,906  AMP Ltd.                                           431,264
                                                                  45,366  AXA Asia Pacific Holdings Ltd.                     168,369
                                                                  69,692  Insurance Australia Group Ltd.                     290,583
                                                                  28,433  QBE Insurance Group Ltd.                           405,596
                                                                                                                        ------------
                                                                                                                           1,295,812
                     ---------------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of September 30, 2005               (in U.S. dollars)

                                                                  Shares
Country              Industry                                       Held  Common Stocks                                    Value
------------------------------------------------------------------------------------------------------------------------------------
                     Media - 0.1%                                 73,935  John Fairfax Holdings Ltd.                    $    256,895
                                                                   6,114  Publishing & Broadcasting Ltd.                      76,944
                                                                                                                        ------------
                                                                                                                             333,839
                     ---------------------------------------------------------------------------------------------------------------
                     Metals & Mining - 0.9%                       52,998  Alumina Ltd.                                       247,284
                                                                 152,378  BHP Billiton Ltd.                                2,589,088
                                                                  18,416  BlueScope Steel Ltd.                               134,446
                                                                  30,834  Iluka Resources Ltd.                               206,502
                                                                  14,132  Newcrest Mining Ltd.                               226,414
                                                                  23,360  OneSteel Ltd.                                       67,966
                                                                  15,304  Rio Tinto Ltd.                                     691,163
                                                                                                                        ------------
                                                                                                                           4,162,863
                     ---------------------------------------------------------------------------------------------------------------
                     Multi-Utilities - 0.1%                       20,590  Australian Gas Light Co., Ltd.                     233,023
                     ---------------------------------------------------------------------------------------------------------------
                     Oil, Gas & Consumable Fuels - 0.2%           11,923  Caltex Australia Ltd.                              186,835
                                                                  24,197  Origin Energy Ltd.                                 135,075
                                                                  34,877  Santos Ltd.                                        333,189
                                                                  15,563  Woodside Petroleum Ltd.                            427,849
                                                                                                                        ------------
                                                                                                                           1,082,948
                     ---------------------------------------------------------------------------------------------------------------
                     Paper & Forest Products - 0.0%                5,300  PaperlinX Ltd.                                      12,790
                     ---------------------------------------------------------------------------------------------------------------
                     Real Estate - 0.5%                          113,352  CFS Gandel Retail Trust                            156,243
                                                                   3,633  CFS Gandel Retail Trust (a)                          4,897
                                                                  14,559  Centro Properties Group/New                         66,708
                                                                  57,330  Commonwealth Property Office Fund                   55,382
                                                                  79,688  General Property Trust                             237,330
                                                                  86,729  ING Industrial Fund                                156,304
                                                                  31,118  Investa Property Group                              49,665
                                                                  18,422  Lend Lease Corp., Ltd.                             196,952
                                                                  21,221  Macquire Goodman Group                              68,711
                                                                  46,448  Mirvac Group                                       143,299
                                                                  62,720  Stockland                                          295,040
                                                                   2,060  Stockland/New (a)                                    9,628
                                                                  71,700  Westfield Group                                    919,863
                                                                                                                        ------------
                                                                                                                           2,360,022
                     ---------------------------------------------------------------------------------------------------------------
                     Road & Rail - 0.1%                           16,182  Toll Holdings Ltd.                                 171,777
                     ---------------------------------------------------------------------------------------------------------------
                     Transportation Infrastructure - 0.1%        102,562  Macquarie Infrastructure Group                     314,069
                                                                  16,500  Patrick Corp. Ltd.                                  86,816
                                                                  10,811  Transurban Group                                    59,442
                                                                                                                        ------------
                                                                                                                             460,327
                     ---------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Australia                22,657,455
------------------------------------------------------------------------------------------------------------------------------------
Austria - 0.5%       Building Products - 0.0%                      3,535  Wienerberger AG                                    139,750
                     ---------------------------------------------------------------------------------------------------------------
                     Commercial Banks - 0.1%                       1,063  Bank Austria Creditanstalt AG                      119,176
                                                                   7,239  Erste Bank der Oesterreichischen
                                                                          Sparkassen AG                                      388,382
                                                                                                                        ------------
                                                                                                                             507,558
                     ---------------------------------------------------------------------------------------------------------------
                     Construction Materials - 0.0%                    53  RHI AG (a)                                           1,583
                     ---------------------------------------------------------------------------------------------------------------
                     Containers & Packaging - 0.0%                   568  Mayr-Melnhof Karton AG                              82,862
                     ---------------------------------------------------------------------------------------------------------------
                     Diversified Telecommunication                19,827  Telekom Austria AG                                 395,617
                     Services - 0.1%
                     ---------------------------------------------------------------------------------------------------------------
                     Electric Utilities - 0.0%                        47  Verbund - Oesterreichische
                                                                          Elektrizitaetswirtschafts AG                        16,546
                     ---------------------------------------------------------------------------------------------------------------
                     Machinery - 0.0%                              1,316  Andritz AG                                         131,659
                     ---------------------------------------------------------------------------------------------------------------
                     Metals & Mining - 0.1%                          906  Boehler-Uddeholm AG                                152,913
                     ---------------------------------------------------------------------------------------------------------------
                     Oil, Gas & Consumable Fuels - 0.1%            4,470  OMV AG                                             266,283
                     ---------------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of September 30, 2005               (in U.S. dollars)

                                                                  Shares
Country              Industry                                       Held  Common Stocks                                    Value
------------------------------------------------------------------------------------------------------------------------------------
                     Real Estate - 0.0%                            5,877  IMMOFINANZ Immobilien Anlagen AG (a)          $     57,110
                     ---------------------------------------------------------------------------------------------------------------
                     Trading Companies &                         105,980  Hagemeyer NV - Registered Shares                   313,048
                     Distributors - 0.1%
                     ---------------------------------------------------------------------------------------------------------------
                     Transportation Infrastructure - 0.0%          1,169  Flughafen Wien AG                                   78,926
                     ---------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Austria                   2,143,855
------------------------------------------------------------------------------------------------------------------------------------
Belgium - 1.3%       Beverages - 0.1%                              5,910  InBev NV                                           234,496
                     ---------------------------------------------------------------------------------------------------------------
                     Chemicals - 0.1%                              2,818  Solvay SA                                          328,709
                                                                   1,724  Umicore                                            188,627
                                                                      52  Umicore (a)                                              7
                                                                                                                        ------------
                                                                                                                             517,343
                     ---------------------------------------------------------------------------------------------------------------
                     Commercial Banks - 0.3%                      25,528  Dexia                                              576,468
                                                                  10,019  KBC Bancassurance Holding                          814,150
                                                                                                                        ------------
                                                                                                                           1,390,618
                     ---------------------------------------------------------------------------------------------------------------
                     Construction & Engineering - 0.0%             4,785  Suez SA (a)                                             58
                     ---------------------------------------------------------------------------------------------------------------
                     Distributors - 0.0%                             222  D'ieteren SA                                        53,129
                     ---------------------------------------------------------------------------------------------------------------
                     Diversified Financial Services - 0.4%        55,909  Fortis                                           1,626,520
                                                                   3,292  Groupe Bruxelles Lambert SA                        322,481
                                                                                                                        ------------
                                                                                                                           1,949,001
                     ---------------------------------------------------------------------------------------------------------------
                     Diversified Telecommunication                 9,883  Belgacom SA                                        336,134
                     Services - 0.1%
                     ---------------------------------------------------------------------------------------------------------------
                     Electric Utilities - 0.1%                     1,263  Electrabel                                         634,979
                     ---------------------------------------------------------------------------------------------------------------
                     Electrical Equipment - 0.0%                   1,022  Bekaert SA                                          83,849
                     ---------------------------------------------------------------------------------------------------------------
                     Electronic Equipment &                          520  Barco NV                                            40,249
                     Instruments - 0.0%
                     ---------------------------------------------------------------------------------------------------------------
                     Food & Staples Retailing - 0.1%               1,003  Colruyt SA                                         130,842
                                                                   1,314  Delhaize Group                                      77,975
                                                                     950  Delhaize Group (b)                                  56,193
                                                                                                                        ------------
                                                                                                                             265,010
                     ---------------------------------------------------------------------------------------------------------------
                     Health Care Equipment &                       1,608  Omega Pharma SA                                     91,079
                     Supplies - 0.0%
                     ---------------------------------------------------------------------------------------------------------------
                     Leisure Equipment & Products - 0.0%           2,040  AGFA-Gevaert NV                                     49,313
                     ---------------------------------------------------------------------------------------------------------------
                     Marine - 0.0%                                 1,790  CMB-Cie Maritime Belge                              62,434
                     ---------------------------------------------------------------------------------------------------------------
                     Oil, Gas & Consumable Fuels - 0.0%            1,790  Euronav Sa                                          58,916
                     ---------------------------------------------------------------------------------------------------------------
                     Pharmaceuticals - 0.1%                        4,095  UCB SA                                             216,839
                     ---------------------------------------------------------------------------------------------------------------
                     Wireless Telecommunication                      900  Mobistar SA                                         74,220
                     Services - 0.0%
                     ---------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Belgium                   6,057,667
------------------------------------------------------------------------------------------------------------------------------------
Bermuda - 0.0%       Textiles, Apparel &                          21,785  Yue Yuen Industrial Holdings                        59,814
                     Luxury Goods - 0.0%
                     ---------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Bermuda                      59,814
------------------------------------------------------------------------------------------------------------------------------------
Denmark - 0.8%       Beverages - 0.0%                                356  Carlsberg A/S                                       20,878
                     ---------------------------------------------------------------------------------------------------------------
                     Chemicals - 0.0%                              2,267  Novozymes A/S Class B                              117,201
                     ---------------------------------------------------------------------------------------------------------------
                     Commercial Banks - 0.1%                      17,488  Danske Bank A/S                                    536,814
                     ---------------------------------------------------------------------------------------------------------------
                     Construction & Engineering - 0.0%             1,417  FLS Industries A/S Class B                          39,605
                     ---------------------------------------------------------------------------------------------------------------
                     Diversified Telecommunication                11,049  TDC A/S                                            596,211
                     Services - 0.1%
                     ---------------------------------------------------------------------------------------------------------------
                     Electrical Equipment - 0.0%                   5,696  Vestas Wind Systems A/S (a)                        138,036
                     ---------------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of September 30, 2005               (in U.S. dollars)

                                                                  Shares
Country              Industry                                       Held  Common Stocks                                    Value
------------------------------------------------------------------------------------------------------------------------------------
                     Food Products - 0.1%                          2,482  Danisco A/S                                   $    167,814
                                                                   2,039  East Asiatic Co., Ltd. A/S                         151,697
                                                                                                                        ------------
                                                                                                                             319,511
                     ---------------------------------------------------------------------------------------------------------------
                     Health Care Equipment &                         186  Coloplast A/S Class B                               11,359
                     Supplies - 0.1%                               5,043  GN Store Nord                                       66,809
                                                                   1,530  William Demant Holding (a)                          71,931
                                                                                                                        ------------
                                                                                                                             150,099
                     ---------------------------------------------------------------------------------------------------------------
                     Household Durables - 0.0%                       464  Bang & Olufsen A/S Class B                          40,105
                     ---------------------------------------------------------------------------------------------------------------
                     Insurance - 0.0%                                907  Topdanmark A/S (a)                                  72,388
                     ---------------------------------------------------------------------------------------------------------------
                     Machinery - 0.0%                                820  NKT Holding A/S                                     34,908
                     ---------------------------------------------------------------------------------------------------------------
                     Marine - 0.1%                                    51  AP Moller - Maersk A/S                             522,384
                     ---------------------------------------------------------------------------------------------------------------
                     Pharmaceuticals - 0.2%                        3,519  H Lundbeck A/S                                      89,685
                                                                  13,315  Novo-Nordisk A/S B                                 660,404
                                                                                                                        ------------
                                                                                                                             750,089
                     ---------------------------------------------------------------------------------------------------------------
                     Road & Rail - 0.1%                            1,730  DSV A/S                                            184,468
                     ---------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Denmark                   3,522,697
------------------------------------------------------------------------------------------------------------------------------------
Finland - 1.4%       Auto Components - 0.0%                        6,710  Nokian Renkaat Oyj                                 159,452
                     ---------------------------------------------------------------------------------------------------------------
                     Communications Equipment - 0.7%             184,005  Nokia Oyj                                        3,092,521
                                                                   1,270  Nokia Oyj (b)                                       21,476
                                                                                                                        ------------
                                                                                                                           3,113,997
                     ---------------------------------------------------------------------------------------------------------------
                     Diversified Telecommunication                 5,791  Elisa Corp.                                        100,400
                     Services - 0.1%                              34,753  TeliaSonera AB                                     165,504
                                                                                                                        ------------
                                                                                                                             265,904
                     ---------------------------------------------------------------------------------------------------------------
                     Electric Utilities - 0.1%                    23,140  Fortum Oyj                                         465,908
                     ---------------------------------------------------------------------------------------------------------------
                     IT Services - 0.0%                            6,175  Tietoenator Oyj                                    208,084
                     ---------------------------------------------------------------------------------------------------------------
                     Insurance - 0.1%                              6,594  Pohjola Group Plc Class D                          106,133
                                                                  22,588  Sampo Oyj                                          359,478
                                                                                                                        ------------
                                                                                                                             465,611
                     ---------------------------------------------------------------------------------------------------------------
                     Leisure Equipment & Products - 0.0%           5,904  Amer Sports Corp.                                  113,036
                     ---------------------------------------------------------------------------------------------------------------
                     Machinery - 0.1%                              2,211  Cargotec Corp. Class B (a)                          66,855
                                                                   2,211  Kone Oyj Class B (a)                               150,611
                                                                   9,256  Metso Oyj                                          235,576
                                                                     231  Wartsila Oyj                                         7,380
                                                                                                                        ------------
                                                                                                                             460,422
                     ---------------------------------------------------------------------------------------------------------------
                     Metals & Mining - 0.0%                          447  Outokumpu Oyj                                        5,982
                                                                   8,196  Rautaruukki Oyj                                    184,685
                                                                                                                        ------------
                                                                                                                             190,667
                     ---------------------------------------------------------------------------------------------------------------
                     Oil, Gas & Consumable Fuels - 0.1%            7,259  Neste Oil Oyj (a)                                  269,818
                     ---------------------------------------------------------------------------------------------------------------
                     Paper & Forest Products - 0.2%               33,345  Stora Enso Oyj Class R                             459,914
                                                                  30,054  UPM-Kymmene Oyj                                    603,305
                                                                                                                        ------------
                                                                                                                           1,063,219
                     ---------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Finland                   6,776,118
------------------------------------------------------------------------------------------------------------------------------------
France - 9.0%        Aerospace & Defense - 0.2%                   10,187  European Aeronautic Defense and Space Co.          362,317
                                                                   7,590  Sagem SA                                           164,349
                                                                   4,303  Thales SA                                          200,409
                                                                   2,174  Zodiac SA                                          128,695
                                                                                                                        ------------
                                                                                                                             855,770
                     ---------------------------------------------------------------------------------------------------------------
                     Airlines - 0.0%                               3,419  Air France-KLM                                      57,339
                     ---------------------------------------------------------------------------------------------------------------
                     Auto Components - 0.1%                        6,148  Compagnie Generale des Etablissements
                                                                          Michelin                                           362,314
                                                                   4,494  Valeo SA                                           187,361
                                                                                                                        ------------
                                                                                                                             549,675
                     ---------------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of September 30, 2005               (in U.S. dollars)

                                                                  Shares
Country              Industry                                       Held  Common Stocks                                    Value
------------------------------------------------------------------------------------------------------------------------------------
                     Automobiles - 0.3%                            7,721  Peugeot SA                                    $    525,947
                                                                   8,205  Renault SA                                         779,516
                                                                                                                        ------------
                                                                                                                           1,305,463
                     ---------------------------------------------------------------------------------------------------------------
                     Beverages - 0.1%                              3,726  Pernod-Ricard                                      659,910
                     ---------------------------------------------------------------------------------------------------------------
                     Building Products - 0.2%                     12,487  Cie de Saint-Gobain                                720,528
                     ---------------------------------------------------------------------------------------------------------------
                     Chemicals - 0.2%                              4,953  Air Liquide                                        913,650
                     ---------------------------------------------------------------------------------------------------------------
                     Commercial Banks - 1.1%                      34,066  BNP Paribas                                      2,597,777
                                                                  22,519  Credit Agricole SA                                 662,459
                                                                  15,863  Societe Generale                                 1,815,936
                                                                                                                        ------------
                                                                                                                           5,076,172
                     ---------------------------------------------------------------------------------------------------------------
                     Commercial Services & Supplies - 0.0%         1,954  Societe BIC SA                                     115,954
                     ---------------------------------------------------------------------------------------------------------------
                     Communications Equipment - 0.2%              56,865  Alcatel SA (a)                                     759,635
                     ---------------------------------------------------------------------------------------------------------------
                     Construction & Engineering - 0.1%             7,294  Vinci SA                                           630,090
                     ---------------------------------------------------------------------------------------------------------------
                     Construction Materials - 0.2%                 1,192  Imerys SA                                           88,743
                                                                   9,192  Lafarge SA                                         811,225
                                                                                                                        ------------
                                                                                                                             899,968
                     ---------------------------------------------------------------------------------------------------------------
                     Diversified Telecommunication                74,744  France Telecom SA                                2,151,944
                     Services - 0.5%
                     ---------------------------------------------------------------------------------------------------------------
                     Electrical Equipment - 0.2%                   7,246  Alstom (a)                                         345,077
                                                                   9,721  Schneider Electric SA                              770,010
                                                                                                                        ------------
                                                                                                                           1,115,087
                     ---------------------------------------------------------------------------------------------------------------
                     Energy Equipment & Services - 0.1%            4,872  Technip SA                                         289,232
                     ---------------------------------------------------------------------------------------------------------------
                     Food & Staples Retailing - 0.3%              26,539  Carrefour SA                                     1,224,833
                                                                   1,910  Casino Guichard Perrachon SA                       135,864
                                                                                                                        ------------
                                                                                                                           1,360,697
                     ---------------------------------------------------------------------------------------------------------------
                     Food Products - 0.3%                         11,304  Groupe Danone                                    1,221,807
                     ---------------------------------------------------------------------------------------------------------------
                     Health Care Equipment &                       5,173  Cie Generale d'Optique Essilor
                     Supplies - 0.1%                                      International SA                                   429,716
                     ---------------------------------------------------------------------------------------------------------------
                     Hotels, Restaurants & Leisure - 0.2%         10,544  Accor SA                                           534,173
                                                                   5,111  Sodexho Alliance SA                                193,550
                                                                                                                        ------------
                                                                                                                             727,723
                     ---------------------------------------------------------------------------------------------------------------
                     Household Durables - 0.1%                    11,782  Thomson                                            245,745
                     ---------------------------------------------------------------------------------------------------------------
                     IT Services - 0.1%                            2,452  Atos Origin (a)                                    173,975
                                                                   8,123  Cap Gemini SA (a)                                  317,113
                                                                                                                        ------------
                                                                                                                             491,088
                     ---------------------------------------------------------------------------------------------------------------
                     Insurance - 0.4%                             66,599  AXA                                              1,833,936
                                                                     775  CNP Assurances                                      52,138
                                                                  52,526  SCOR                                               107,657
                                                                                                                        ------------
                                                                                                                           1,993,731
                     ---------------------------------------------------------------------------------------------------------------
                     Media - 0.5%                                  6,788  Lagardere S.C.A.                                   483,261
                                                                   2,124  PagesJaunes Groupe SA                               58,130
                                                                   4,855  Publicis Groupe                                    154,998
                                                                   3,105  Societe Television Francaise 1                      82,620
                                                                  40,712  Vivendi Universal SA                             1,333,130
                                                                   6,053  Vivendi Universal SA (b)                           198,115
                                                                                                                        ------------
                                                                                                                           2,310,254
                     ---------------------------------------------------------------------------------------------------------------
                     Metals & Mining - 0.1%                       24,838  Arcelor                                            582,747
                     ---------------------------------------------------------------------------------------------------------------
                     Multi-Utilities - 0.4%                       42,707  Suez SA                                          1,238,324
                                                                  12,051  Veolia Environnement                               510,122
                                                                                                                        ------------
                                                                                                                           1,748,446
                     ---------------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of September 30, 2005               (in U.S. dollars)

                                                                  Shares
Country              Industry                                       Held  Common Stocks                                    Value
------------------------------------------------------------------------------------------------------------------------------------
                     Multiline Retail - 0.1%                       2,713  Pinault-Printemps-Redoute                     $    285,551
                     ---------------------------------------------------------------------------------------------------------------
                     Office Electronics - 0.0%                     1,925  Neopost SA                                         187,178
                     ---------------------------------------------------------------------------------------------------------------
                     Oil, Gas & Consumable Fuels - 1.4%           24,776  Total SA                                         6,783,731
                                                                   4,140  Total SA (a)                                            50
                                                                                                                        ------------
                                                                                                                           6,783,781
                     ---------------------------------------------------------------------------------------------------------------
                     Personal Products - 0.2%                     13,565  L'Oreal SA                                       1,054,054
                     ---------------------------------------------------------------------------------------------------------------
                     Pharmaceuticals - 0.8%                       45,455  Sanofi-Aventis                                   3,767,685
                     ---------------------------------------------------------------------------------------------------------------
                     Real Estate - 0.1%                              535  Gecina SA                                           63,212
                                                                   1,537  Klepierre                                          154,732
                                                                   1,964  Unibail                                            286,041
                                                                                                                        ------------
                                                                                                                             503,985
                     ---------------------------------------------------------------------------------------------------------------
                     Semiconductors & Semiconductor               28,134  STMicroelectronics NV                              485,391
                     Equipment - 0.1%
                     ---------------------------------------------------------------------------------------------------------------
                     Software - 0.0%                               2,821  Business Objects SA (a)                             97,102
                                                                   2,849  Dassault Systemes SA                               147,700
                                                                                                                        ------------
                                                                                                                             244,802
                     ---------------------------------------------------------------------------------------------------------------
                     Textiles, Apparel & Luxury                      189  Hermes International                                44,776
                     Goods - 0.2%                                 10,625  LVMH Moet Hennessy Louis Vuitton SA                878,766
                                                                                                                        ------------
                                                                                                                             923,542
                     ---------------------------------------------------------------------------------------------------------------
                     Transportation Infrastructure - 0.0%          2,314  Autoroutes du Sud de la France                     134,332
                     ---------------------------------------------------------------------------------------------------------------
                     Wireless Telecommunication                   10,321  Bouygues                                           481,190
                     Services - 0.1%
                     ---------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in France                   42,063,862
------------------------------------------------------------------------------------------------------------------------------------
Germany - 6.2%       Air Freight & Logistics - 0.2%               33,577  Deutsche Post AG                                   787,780
                     ---------------------------------------------------------------------------------------------------------------
                     Airlines - 0.0%                              14,866  Deutsche Lufthansa AG                              197,692
                     ---------------------------------------------------------------------------------------------------------------
                     Auto Components - 0.1%                        7,622  Continental AG                                     627,639
                     ---------------------------------------------------------------------------------------------------------------
                     Automobiles - 0.6%                           41,217  DaimlerChrysler AG                               2,193,456
                                                                   9,403  Volkswagen AG                                      580,439
                                                                                                                        ------------
                                                                                                                           2,773,895
                     ---------------------------------------------------------------------------------------------------------------
                     Biotechnology - 0.0%                          4,938  Qiagen NV (a)                                       64,000
                     ---------------------------------------------------------------------------------------------------------------
                     Capital Markets - 0.5%                       23,327  Deutsche Bank AG Registered Shares               2,188,620
                                                                   3,609  MLP AG                                              75,667
                                                                                                                        ------------
                                                                                                                           2,264,287
                     ---------------------------------------------------------------------------------------------------------------
                     Chemicals - 0.7%                             22,046  BASF AG                                          1,661,231
                                                                  32,758  Bayer AG                                         1,204,190
                                                                   3,872  Linde AG                                           286,165
                                                                                                                        ------------
                                                                                                                           3,151,586
                     ---------------------------------------------------------------------------------------------------------------
                     Commercial Banks - 0.3%                      28,262  Bayerische Hypo-und Vereinsbank AG (a)             798,695
                                                                  18,868  Commerzbank AG                                     516,383
                                                                                                                        ------------
                                                                                                                           1,315,078
                     ---------------------------------------------------------------------------------------------------------------
                     Diversified Financial Services - 0.1%         6,409  Deutsche Boerse AG                                 614,296
                     ---------------------------------------------------------------------------------------------------------------
                     Diversified Telecommunication               116,148  Deutsche Telekom AG                              2,120,107
                     Services - 0.4%
                     ---------------------------------------------------------------------------------------------------------------
                     Electric Utilities - 0.5%                    25,987  E.ON AG                                          2,394,640
                     ---------------------------------------------------------------------------------------------------------------
                     Electronic Equipment &                        2,386  Epcos AG (a)                                        31,269
                     Instruments - 0.0%
                     ---------------------------------------------------------------------------------------------------------------
                     Food & Staples Retailing - 0.1%               6,372  Metro AG                                           314,747
                     ---------------------------------------------------------------------------------------------------------------
                     Health Care Providers &                       1,654  Celesio AG                                         145,273
                     Services - 0.1%                               1,747  Fresenius Medical Care AG                          159,550
                                                                                                                        ------------
                                                                                                                             304,823
                     ---------------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of September 30, 2005               (in U.S. dollars)

                                                                  Shares
Country              Industry                                       Held  Common Stocks                                    Value
------------------------------------------------------------------------------------------------------------------------------------
                     Hotels, Restaurants & Leisure - 0.0%         12,313  TUI AG                                        $    263,056
                     ---------------------------------------------------------------------------------------------------------------
                     Industrial Conglomerates - 0.6%              33,194  Siemens AG                                       2,565,298
                                                                     860  Siemens AG (b)                                      66,504
                                                                                                                        ------------
                                                                                                                           2,631,802
                     ---------------------------------------------------------------------------------------------------------------
                     Insurance - 0.6%                             15,372  Allianz AG Registered Shares                     2,082,021
                                                                   8,375  Muenchener Rueckversicherungs AG Registered
                                                                          Shares                                             959,243
                                                                                                                        ------------
                                                                                                                           3,041,264
                     ---------------------------------------------------------------------------------------------------------------
                     Machinery - 0.1%                              8,694  MAN AG                                             447,367
                     ---------------------------------------------------------------------------------------------------------------
                     Metals & Mining - 0.1%                       13,676  ThyssenKrupp AG                                    286,404
                     ---------------------------------------------------------------------------------------------------------------
                     Multi-Utilities - 0.3%                       19,392  RWE AG                                           1,287,064
                     ---------------------------------------------------------------------------------------------------------------
                     Personal Products - 0.0%                        572  Beiersdorf AG                                       65,860
                     ---------------------------------------------------------------------------------------------------------------
                     Pharmaceuticals - 0.2%                        4,588  Altana AG                                          257,658
                                                                   2,378  Merck KGaA                                         200,778
                                                                   9,424  Schering AG                                        597,642
                                                                                                                        ------------
                                                                                                                           1,056,078
                     ---------------------------------------------------------------------------------------------------------------
                     Real Estate - 0.0%                            2,589  IVG Immobilien AG                                   53,376
                     ---------------------------------------------------------------------------------------------------------------
                     Semiconductors & Semiconductor               30,054  Infineon Technologies AG (a)                       296,398
                     Equipment - 0.1%
                     ---------------------------------------------------------------------------------------------------------------
                     Software - 0.3%                               9,286  SAP AG                                           1,609,933
                     ---------------------------------------------------------------------------------------------------------------
                     Specialty Retail - 0.0%                       1,160  Douglas Holding AG                                  44,194
                     ---------------------------------------------------------------------------------------------------------------
                     Textiles, Apparel & Luxury                    2,776  Adidas-Salomon AG                                  483,891
                     Goods - 0.2%                                  1,129  Puma AG Rudolf Dassler Sport                       307,313
                                                                                                                        ------------
                                                                                                                             791,204
                     ---------------------------------------------------------------------------------------------------------------
                     Thrifts & Mortgage Finance - 0.1%             5,764  Hypo Real Estate Holding AG                        292,290
                     ---------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Germany                  29,128,129
------------------------------------------------------------------------------------------------------------------------------------
Greece - 0.6%        Beverages - 0.0%                              5,327  Coca-Cola Hellenic Bottling Co. SA                 155,167
                     ---------------------------------------------------------------------------------------------------------------
                     Commercial Banks - 0.3%                      13,229  Alpha Bank AE                                      374,813
                                                                   8,873  EFG Eurobank Ergasias SA                           274,503
                                                                   2,325  Emporiki Bank of Greece SA                          68,116
                                                                  15,426  National Bank of Greece SA                         614,860
                                                                   3,787  Piraeus Bank SA                                     79,536
                                                                                                                        ------------
                                                                                                                           1,411,828
                     ---------------------------------------------------------------------------------------------------------------
                     Communications Equipment - 0.0%              13,744  Intracom SA                                         96,108
                     ---------------------------------------------------------------------------------------------------------------
                     Construction & Engineering - 0.0%             9,858  Technical Olympic SA                                66,795
                     ---------------------------------------------------------------------------------------------------------------
                     Construction Materials - 0.0%                 2,682  Titan Cement Co. SA                                 89,246
                     ---------------------------------------------------------------------------------------------------------------
                     Diversified Telecommunication                 6,542  Hellenic Telecommunications Organization
                     Services - 0.1%                                      SA (a)                                             130,772
                     ---------------------------------------------------------------------------------------------------------------
                     Electric Utilities - 0.0%                     5,616  Public Power Corp.                                 123,637
                     ---------------------------------------------------------------------------------------------------------------
                     Hotels, Restaurants & Leisure - 0.1%          8,653  OPAP SA                                            269,158
                     ---------------------------------------------------------------------------------------------------------------
                     Metals & Mining - 0.0%                        4,057  Viohalco, Hellenic Copper and Aluminum
                                                                          Industry SA                                         27,880
                     ---------------------------------------------------------------------------------------------------------------
                     Wireless Telecommunication                   11,074  Cosmote Mobile Telecommunications SA               218,962
                     Services - 0.1%
                     ---------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Greece                    2,589,553
------------------------------------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of September 30, 2005               (in U.S. dollars)

                                                                  Shares
Country              Industry                                       Held  Common Stocks                                    Value
------------------------------------------------------------------------------------------------------------------------------------
Hong Kong - 1.3%     Airlines - 0.0%                               2,263  Cathay Pacific Airways Ltd.                   $      4,026
                     ---------------------------------------------------------------------------------------------------------------
                     Commercial Banks - 0.1%                     100,400  BOC Hong Kong Holdings Ltd.                        201,247
                                                                  29,739  Bank of East Asia Ltd.                              87,019
                                                                  26,153  Hang Seng Bank Ltd.                                351,617
                                                                                                                        ------------
                                                                                                                             639,883
                     ---------------------------------------------------------------------------------------------------------------
                     Distributors - 0.0%                          52,719  Li & Fung Ltd.                                     121,982
                     ---------------------------------------------------------------------------------------------------------------
                     Diversified Financial Services - 0.0%        20,000  Hong Kong Exchanges and Clearing Ltd.               68,448
                     ---------------------------------------------------------------------------------------------------------------
                     Diversified Telecommunication                71,195  PCCW Ltd.                                           46,345
                     Services - 0.0%
                     ---------------------------------------------------------------------------------------------------------------
                     Electric Utilities - 0.2%                    71,187  CLP Holdings Ltd.                                  424,401
                                                                  56,000  HongKong Electric Holdings                         279,359
                                                                                                                        ------------
                                                                                                                             703,760
                     ---------------------------------------------------------------------------------------------------------------
                     Electrical Equipment - 0.0%                  94,328  Johnson Electric Holdings Ltd.                      90,586
                     ---------------------------------------------------------------------------------------------------------------
                     Gas Utilities - 0.1%                        104,240  Hong Kong & China Gas                              214,990
                     ---------------------------------------------------------------------------------------------------------------
                     Hotels, Restaurants & Leisure - 0.0%         24,990  Shangri-La Asia Ltd.                                40,427
                     ---------------------------------------------------------------------------------------------------------------
                     Household Durables - 0.0%                    16,560  Techtronic Industries Co.                           42,373
                     ---------------------------------------------------------------------------------------------------------------
                     Industrial Conglomerates - 0.2%              98,176  Hutchison Whampoa Ltd.                           1,015,581
                     ---------------------------------------------------------------------------------------------------------------
                     Media - 0.0%                                 34,025  SCMP Group Ltd.                                     12,719
                     ---------------------------------------------------------------------------------------------------------------
                     Real Estate - 0.6%                           76,735  Cheung Kong Holdings Ltd.                          866,487
                                                                  12,000  Hang Lung Properties Ltd.                           19,103
                                                                  32,491  Henderson Land Development Co., Ltd.               162,293
                                                                  48,484  New World Development Ltd.                          63,747
                                                                  48,421  Sino Land Co.                                       58,983
                                                                  68,324  Sun Hung Kai Properties Ltd.                       707,658
                                                                  48,077  Swire Pacific Ltd. Class A                         442,796
                                                                  56,107  Wharf Holdings Ltd.                                218,780
                                                                                                                        ------------
                                                                                                                           2,539,847
                     ---------------------------------------------------------------------------------------------------------------
                     Road & Rail - 0.0%                           24,500  MTR Corp.                                           51,320
                     ---------------------------------------------------------------------------------------------------------------
                     Semiconductors & Semiconductor                5,004  ASM Pacific Technology                              24,350
                     Equipment - 0.0%
                     ---------------------------------------------------------------------------------------------------------------
                     Specialty Retail - 0.1%                      52,000  Esprit Holdings Ltd.                               388,773
                                                                 132,394  Giordano International Ltd.                         91,303
                                                                                                                        ------------
                                                                                                                             480,076
                     ---------------------------------------------------------------------------------------------------------------
                     Textiles, Apparel & Luxury                   65,353  Texwinca Holdings Ltd.                              44,648
                     Goods - 0.0%
                     ---------------------------------------------------------------------------------------------------------------
                     Transportation Infrastructure - 0.0%         18,465  Hopewell Holdings                                   48,675
                     ---------------------------------------------------------------------------------------------------------------
                     Wireless Telecommunication                   47,000  Hutchison Telecommunications
                     Services - 0.0%                                      International Ltd. (a)                              68,158
                     ---------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Hong Kong                 6,258,194
------------------------------------------------------------------------------------------------------------------------------------
Ireland - 0.8%       Airlines - 0.1%                              27,680  Ryanair Holdings Plc (a)                           226,932
                     ---------------------------------------------------------------------------------------------------------------
                     Commercial Banks - 0.4%                      39,526  Allied Irish Banks Plc                             843,483
                                                                  47,958  Bank of Ireland                                    758,762
                                                                  15,198  Depfa Bank Plc                                     244,618
                                                                                                                        ------------
                                                                                                                           1,846,863
                     ---------------------------------------------------------------------------------------------------------------
                     Construction Materials - 0.2%                   936  CRH Plc                                             25,447
                                                                  26,953  CRH Plc                                            732,781
                                                                                                                        ------------
                                                                                                                             758,228
                     ---------------------------------------------------------------------------------------------------------------
                     Food Products - 0.0%                         22,780  Greencore Group Plc                                 99,147
                                                                   4,710  Kerry Group Plc                                    110,449
                                                                                                                        ------------
                                                                                                                             209,596
                     ---------------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of September 30, 2005               (in U.S. dollars)

                                                                  Shares
Country              Industry                                       Held  Common Stocks                                    Value
------------------------------------------------------------------------------------------------------------------------------------
                     Household Durables - 0.0%                    61,080  Waterford Wedgewood                           $      4,639
                     ---------------------------------------------------------------------------------------------------------------
                     Industrial Conglomerates - 0.0%               3,189  DCC Plc                                             64,208
                     ---------------------------------------------------------------------------------------------------------------
                     Insurance - 0.1%                             12,684  Irish Life & Permanent Plc                         230,916
                     ---------------------------------------------------------------------------------------------------------------
                     Media - 0.0%                                 21,817  Independent News & Media Plc                        63,918
                     ---------------------------------------------------------------------------------------------------------------
                     Pharmaceuticals - 0.0%                       15,345  Elan Corp. Plc (a)                                 138,755
                     ---------------------------------------------------------------------------------------------------------------
                     Trading Companies &                           2,786  Grafton Group Plc                                   28,215
                     Distributors - 0.0%
                     ---------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Ireland                   3,572,270
------------------------------------------------------------------------------------------------------------------------------------
Italy - 3.5%         Aerospace & Defense - 0.1%                   15,618  Finmeccanica SpA                                   311,181
                     ---------------------------------------------------------------------------------------------------------------
                     Automobiles - 0.1%                           38,723  Fiat SpA (a)                                       346,926
                     ---------------------------------------------------------------------------------------------------------------
                     Capital Markets - 0.1%                       10,234  Banca Fideuram SpA                                  58,793
                                                                  22,588  Mediobanca SpA                                     445,807
                                                                  17,230  Mediolanum SpA                                     118,595
                                                                                                                        ------------
                                                                                                                             623,195
                     ---------------------------------------------------------------------------------------------------------------
                     Commercial Banks - 1.0%                       7,027  Banca Antonveneta SpA                              221,884
                                                                 132,677  Banca Intesa SpA                                   620,171
                                                                  36,404  Banca Intesa SpA (RNC)                             158,927
                                                                  52,096  Banca Monte dei Paschi di Siena SpA                232,144
                                                                  85,292  Banca Nazionale del Lavoro SpA (a)                 274,562
                                                                  16,065  Banca Popolare di Milano Scrl                      165,118
                                                                  16,381  Banche Popolari Unite Scrl                         333,573
                                                                  13,238  Banco Popolare di Verona e Novara Scrl             250,514
                                                                  72,957  Capitalia SpA                                      400,220
                                                                  53,193  Sanpaolo IMI SpA                                   828,842
                                                                 179,778  UniCredito Italiano SpA                          1,016,552
                                                                                                                        ------------
                                                                                                                           4,502,507
                     ---------------------------------------------------------------------------------------------------------------
                     Construction Materials - 0.0%                 5,565  Italcementi SpA                                     87,357
                     ---------------------------------------------------------------------------------------------------------------
                     Diversified Financial Services - 0.0%         4,347  FinecoGroup SpA                                     39,595
                     ---------------------------------------------------------------------------------------------------------------
                     Diversified Telecommunication               444,028  Telecom Italia SpA                               1,448,633
                     Services - 0.5%                             258,085  Telecom Italia SpA (RNC)                           720,334
                                                                                                                        ------------
                                                                                                                           2,168,967
                     ---------------------------------------------------------------------------------------------------------------
                     Electric Utilities - 0.3%                   167,101  Enel SpA                                         1,443,697
                                                                  21,454  Terna SpA                                           55,534
                                                                                                                        ------------
                                                                                                                           1,499,231
                     ---------------------------------------------------------------------------------------------------------------
                     Gas Utilities - 0.0%                         45,149  Snam Rete Gas SpA                                  264,276
                     ---------------------------------------------------------------------------------------------------------------
                     Hotels, Restaurants & Leisure - 0.0%          4,473  Autogrill SpA                                       63,312
                     ---------------------------------------------------------------------------------------------------------------
                     Independent Power Producers & Energy           16,589  Edison SpA (a)                                    37,101
                     Traders - 0.0%
                     ---------------------------------------------------------------------------------------------------------------
                     Industrial Conglomerates - 0.0%             119,974  Pirelli & C SpA                                    127,650
                     ---------------------------------------------------------------------------------------------------------------
                     Insurance - 0.4%                             23,052  Alleanza Assicurazioni SpA                         285,402
                                                                  40,590  Assicurazioni Generali SpA                       1,284,113
                                                                  16,268  Riunione Adriatica di Sicurta SpA                  371,322
                                                                                                                        ------------
                                                                                                                           1,940,837
                     ---------------------------------------------------------------------------------------------------------------
                     Internet Software & Services - 0.0%          47,194  Telecom Italia Media SpA (a)                        31,010
                                                                   2,170  Tiscali SpA (a)                                      7,527
                                                                                                                        ------------
                                                                                                                              38,537
                     ---------------------------------------------------------------------------------------------------------------
                     Media - 0.1%                                  5,198  Arnoldo Mondadori Editore SpA                       52,235
                                                                  13,547  Gruppo Editoriale L'Espresso SpA                    76,863
                                                                  26,201  Mediaset SpA                                       310,995
                                                                 171,874  Seat Pagine Gialle SpA (a)                          85,084
                                                                                                                        ------------
                                                                                                                             525,177
                     ---------------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of September 30, 2005               (in U.S. dollars)

                                                                  Shares
Country              Industry                                       Held  Common Stocks                                    Value
------------------------------------------------------------------------------------------------------------------------------------
                     Multiline Retail - 0.0%                       5,245  Rinascente SpA (a)                            $      3,162
                                                                   5,245  Rozzano                                                  0
                                                                                                                        ------------
                                                                                                                               3,162
                     ---------------------------------------------------------------------------------------------------------------
                     Oil, Gas & Consumable Fuels - 0.7%          101,171  ENI SpA                                          3,014,040
                                                                   1,875  ENI SpA (b)                                        277,688
                                                                                                                        ------------
                                                                                                                           3,291,728
                     ---------------------------------------------------------------------------------------------------------------
                     Textiles, Apparel & Luxury                    5,296  Benetton Group SpA                                  56,955
                     Goods - 0.1%                                  9,894  Bulgari SpA                                        111,617
                                                                   4,858  Luxottica Group SpA                                121,182
                                                                                                                        ------------
                                                                                                                             289,754
                     ---------------------------------------------------------------------------------------------------------------
                     Transportation Infrastructure - 0.1%         17,309  Autostrade SpA                                     446,170
                     ---------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Italy                    16,606,663
------------------------------------------------------------------------------------------------------------------------------------
Japan - 21.7%        Air Freight & Logistics - 0.1%               23,000  Yamato Transport Co., Ltd.                         378,666
                     ---------------------------------------------------------------------------------------------------------------
                     Airlines - 0.0%                              28,000  Japan Airlines Corp.                                74,360
                     ---------------------------------------------------------------------------------------------------------------
                     Auto Components - 0.5%                        9,900  Aisin Seiki Co., Ltd.                              281,260
                                                                  26,000  Bridgestone Corp.                                  557,438
                                                                  20,600  Denso Corp.                                        597,971
                                                                   1,000  NGK Spark Plug Co., Ltd.                            14,514
                                                                   7,000  NOK Corp.                                          208,752
                                                                  29,000  Sanden Corp.                                       132,028
                                                                   7,000  Stanley Electric Co., Ltd.                         106,167
                                                                   1,000  Toyoda Gosei Co., Ltd.                              19,058
                                                                   8,000  Toyota Industries Corp.                            266,102
                                                                                                                        ------------
                                                                                                                           2,183,290
                     ---------------------------------------------------------------------------------------------------------------
                     Automobiles - 1.9%                           32,400  Honda Motor Co., Ltd.                            1,835,257
                                                                  89,500  Nissan Motor Co., Ltd.                           1,023,399
                                                                 126,200  Toyota Motor Corp.                               5,790,012
                                                                   9,000  Yamaha Motor Co., Ltd.                             186,210
                                                                                                                        ------------
                                                                                                                           8,834,878
                     ---------------------------------------------------------------------------------------------------------------
                     Beverages - 0.1%                              9,000  Asahi Breweries Ltd.                               114,108
                                                                  25,000  Kirin Brewery Co., Ltd.                            275,719
                                                                  27,000  Sapporo Holdings Ltd.                              141,742
                                                                  13,000  Takara Holdings, Inc.                               82,010
                                                                                                                        ------------
                                                                                                                             613,579
                     ---------------------------------------------------------------------------------------------------------------
                     Building Products - 0.3%                     36,000  Asahi Glass Co., Ltd.                              378,295
                                                                   2,000  Central Glass Co., Ltd.                             11,505
                                                                  12,000  Daikin Industries Ltd.                             321,863
                                                                  11,000  JS Group Corp.                                     187,604
                                                                  24,000  Nippon Sheet Glass Co., Ltd.                       108,205
                                                                  30,000  Sanwa Shutter Corp.                                180,519
                                                                   9,000  Toto Ltd.                                           71,466
                                                                                                                        ------------
                                                                                                                           1,259,457
                     ---------------------------------------------------------------------------------------------------------------
                     Capital Markets - 0.5%                       43,000  Daiwa Securities Group, Inc.                       336,518
                                                                   1,100  Jafco Co., Ltd.                                     72,110
                                                                  28,000  Nikko Cordial Corp.                                324,369
                                                                  90,000  Nomura Holdings, Inc.                            1,398,359
                                                                                                                        ------------
                                                                                                                           2,131,356
                     ---------------------------------------------------------------------------------------------------------------
                     Chemicals - 1.0%                             53,000  Asahi Kasei Corp.                                  289,924
                                                                   3,000  Daicel Chemical Industries Ltd.                     19,455
                                                                  30,000  Dainippon Ink and Chemicals, Inc.                   98,729
                                                                   3,000  Denki Kagaku Kogyo Kabushiki Kaisha                 10,826
                                                                   2,500  Hitachi Chemical Co., Ltd.                          52,276

Master International Index Series
Schedule of Investments as of September 30, 2005               (in U.S. dollars)

                                                                  Shares
Country              Industry                                       Held  Common Stocks                                    Value
------------------------------------------------------------------------------------------------------------------------------------
                                                                  63,000  Ishihara Sangyo Kaisha Ltd.                   $    132,848
                                                                   4,000  JSR Corp.                                           83,289
                                                                  13,000  Kaneka Corp.                                       169,869
                                                                  25,000  Kuraray Co., Ltd.                                  221,899
                                                                  42,000  Mitsubishi Chemical Corp.                          142,126
                                                                  18,000  Mitsubishi Gas Chemical Co., Inc.                  120,381
                                                                  49,000  Mitsubishi Rayon Co., Ltd.                         219,622
                                                                  13,000  Mitsui Chemicals, Inc.                              76,848
                                                                  31,000  Nippon Kayaku Co., Ltd.                            243,700
                                                                  12,000  Nissan Chemical Industries Ltd.                    150,662
                                                                   7,910  Nitto Denko Corp.                                  445,958
                                                                  19,500  Shin-Etsu Chemical Co., Ltd.                       851,641
                                                                  18,000  Showa Denko KK                                      57,650
                                                                  14,000  Sumitomo Bakelite Co., Ltd.                         96,100
                                                                  54,000  Sumitomo Chemical Co., Ltd.                        334,463
                                                                  52,000  Teijin Ltd.                                        303,723
                                                                  49,000  Toray Industries, Inc.                             261,126
                                                                  38,000  Tosoh Corp.                                        161,938
                                                                  57,000  Ube Industries Ltd.                                153,891
                                                                                                                        ------------
                                                                                                                           4,698,944
                     ---------------------------------------------------------------------------------------------------------------
                     Commercial Banks - 2.5%                      12,000  The 77 Bank Ltd.                                    88,301
                                                                  31,000  The Bank of Fukuoka Ltd.                           223,734
                                                                  41,000  The Bank of Yokohama Ltd.                          312,908
                                                                  31,000  The Chiba Bank Ltd.                                252,453
                                                                  13,000  The Gunma Bank Ltd.                                 83,501
                                                                  46,000  Hokuhoku Financial Group, Inc.                     173,707
                                                                  23,000  The Joyo Bank Ltd.                                 140,427
                                                                     202  Mitsubishi Tokyo Financial Group, Inc.           2,655,550
                                                                  23,000  Mitsui Trust Holdings, Inc.                        319,005
                                                                     367  Mizuho Financial Group, Inc.                     2,337,868
                                                                     223  Resona Holdings, Inc. (a)                          576,487
                                                                  69,000  Shinsei Bank Ltd.                                  435,283
                                                                  26,000  The Shizuoka Bank Ltd.                             268,167
                                                                     189  Sumitomo Mitsui Financial Group, Inc.            1,784,277
                                                                  48,000  The Sumitomo Trust & Banking Co., Ltd.             395,553
                                                                   4,000  Suruga Bank Ltd.                                    44,115
                                                                     176  UFJ Holdings, Inc.                               1,434,523
                                                                                                                        ------------
                                                                                                                          11,525,859
                     ---------------------------------------------------------------------------------------------------------------
                     Commercial Services & Supplies - 0.3%        26,000  Dai Nippon Printing Co., Ltd.                      419,799
                                                                   5,000  Kokuyo Co., Ltd.                                    69,172
                                                                     500  Meitec Corp.                                        16,014
                                                                  12,000  Secom Co., Ltd.                                    578,084
                                                                  15,000  Toppan Printing Co., Ltd.                          158,417
                                                                                                                        ------------
                                                                                                                           1,241,486
                     ---------------------------------------------------------------------------------------------------------------
                     Communications Equipment - 0.0%               8,000  Uniden Corp.                                       117,311
                     ---------------------------------------------------------------------------------------------------------------
                     Computers & Peripherals - 0.4%               84,000  Fujitsu Ltd.                                       554,367
                                                                  13,000  Mitsumi Electric Company, Ltd.                     132,133
                                                                  84,000  NEC Corp.                                          455,797
                                                                   4,300  Seiko Epson Corp.                                  110,782
                                                                 151,000  Toshiba Corp.                                      666,137
                                                                                                                        ------------
                                                                                                                           1,919,216
                     ---------------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of September 30, 2005               (in U.S. dollars)

                                                                  Shares
Country              Industry                                       Held  Common Stocks                                    Value
------------------------------------------------------------------------------------------------------------------------------------
                     Construction & Engineering - 0.4%             9,457  COMSYS Holdings Corp.                         $    109,639
                                                                  15,000  Chiyoda Corp.                                      276,601
                                                                  16,000  JGC Corp.                                          292,924
                                                                  46,000  Kajima Corp.                                       219,164
                                                                   9,000  Kinden Corp.                                        77,819
                                                                  41,000  Nishimatsu Construction Co., Ltd.                  171,828
                                                                  25,000  Obayashi Corp.                                     172,931
                                                                  15,000  Okumura Corp.                                       91,980
                                                                  16,000  Shimizu Corp.                                      104,888
                                                                  54,000  Taisei Corp.                                       222,499
                                                                   3,000  Toda Corp.                                          15,167
                                                                                                                        ------------
                                                                                                                           1,755,440
                     ---------------------------------------------------------------------------------------------------------------
                     Construction Materials - 0.1%                34,000  Sumitomo Osaka Cement Co., Ltd.                    108,594
                                                                  47,000  Taiheiyo Cement Corp.                              175,825
                                                                                                                        ------------
                                                                                                                             284,419
                     ---------------------------------------------------------------------------------------------------------------
                     Consumer Finance - 0.5%                       3,100  Acom Co., Ltd.                                     225,375
                                                                     500  Aeon Credit Service Co., Ltd.                       36,395
                                                                   2,750  Aiful Corp.                                        230,744
                                                                   8,200  Credit Saison Co., Ltd.                            360,296
                                                                   4,100  ORIX Corp.                                         741,574
                                                                   3,550  Promise Co., Ltd.                                  263,415
                                                                   5,620  Takefuji Corp.                                     438,830
                                                                                                                        ------------
                                                                                                                           2,296,629
                     ---------------------------------------------------------------------------------------------------------------
                     Containers & Packaging - 0.0%                 5,000  Toyo Seikan Kaisha Ltd.                             74,378
                     ---------------------------------------------------------------------------------------------------------------
                     Diversified Consumer Services - 0.0%          2,000  Benesse Corp.                                       75,349
                     ---------------------------------------------------------------------------------------------------------------
                     Diversified Telecommunication                   239  Nippon Telegraph & Telephone Corp.               1,176,654
                     Services - 0.3%
                     ---------------------------------------------------------------------------------------------------------------
                     Electric Utilities - 0.8%                    26,500  Chubu Electric Power Co., Inc.                     647,653
                                                                   6,000  Hokkaido Electric Power Co., Inc.                  127,845
                                                                  28,200  The Kansai Electric Power Co., Inc.                623,266
                                                                  16,400  Kyushu Electric Power Co., Inc.                    365,361
                                                                  17,600  Tohoku Electric Power Co., Inc.                    392,095
                                                                  57,300  The Tokyo Electric Power Co., Inc.               1,450,953
                                                                                                                        ------------
                                                                                                                           3,607,173
                     ---------------------------------------------------------------------------------------------------------------
                     Electrical Equipment - 0.3%                  21,000  Fujikura Ltd.                                      128,957
                                                                  30,000  Furukawa Electric Co., Ltd.                        152,197
                                                                  13,873  Matsushita Electric Works Ltd.                     138,069
                                                                  68,000  Mitsubishi Electric Corp.                          436,174
                                                                  29,000  Sumitomo Electric Industries Ltd.                  391,477
                                                                   3,000  Ushio, Inc.                                         61,011
                                                                                                                        ------------
                                                                                                                           1,307,885
                     ---------------------------------------------------------------------------------------------------------------
                     Electronic Equipment & Instruments -         12,000  Alps Electric Co., Ltd.                            195,130
                                                                  19,000  Anritsu Corp.                                      102,762
                                                                   4,000  Citizen Watch Co., Ltd.                             32,645
                                                                  15,000  Dainippon Screen Manufacturing Co., Ltd.            98,068
                                                                   1,500  Hirose Electric Co., Ltd.                          175,093
                                                                 129,000  Hitachi Ltd.                                       818,343
                                                                   4,200  Hoya Corp.                                         139,704
                                                                  12,600  Hoya Corp. (a)                                     429,116
                                                                   1,000  Keyence Corp.                                      251,809
                                                                   8,900  Kyocera Corp.                                      620,346
                                                                   1,200  Mabuchi Motor Co., Ltd.                             59,291

Master International Index Series
Schedule of Investments as of September 30, 2005               (in U.S. dollars)

                                                                  Shares
Country              Industry                                       Held  Common Stocks                                    Value
------------------------------------------------------------------------------------------------------------------------------------
                                                                   8,400  Murata Manufacturing Co., Ltd.                $    469,137
                                                                   1,900  Nidec Corp.                                        113,155
                                                                  33,000  Oki Electric Industry Co., Ltd.                    112,388
                                                                  10,000  Omron Corp.                                        243,956
                                                                   6,200  TDK Corp.                                          442,545
                                                                   3,000  Yokogawa Electric Corp.                             46,903
                                                                                                                        ------------
                                                                                                                           4,350,391
                     ---------------------------------------------------------------------------------------------------------------
                     Food & Staples Retailing - 0.5%              32,000  Aeon Co., Ltd.                                     643,727
                                                                   3,900  FamilyMart Co., Ltd.                               117,337
                                                                   2,400  Lawson, Inc.                                        90,630
                                                                   3,200  Matsumotokiyoshi Co., Ltd.                         104,182
                                                                  40,600  Seven & I Holdings Co., Ltd.                     1,346,886
                                                                   4,000  UNY Co., Ltd.                                       52,867
                                                                                                                        ------------
                                                                                                                           2,355,629
                     ---------------------------------------------------------------------------------------------------------------
                     Food Products - 0.2%                         32,000  Ajinomoto Co., Inc.                                337,110
                                                                   4,700  Ariake Japan Co., Ltd.                             107,610
                                                                   3,000  Kikkoman Corp.                                      28,851
                                                                  40,000  Nichirei Corp.                                     164,461
                                                                   2,000  Nippon Meat Packers, Inc.                           21,669
                                                                  12,100  Nisshin Seifun Group, Inc.                         117,755
                                                                   5,300  Nissin Food Products Co., Ltd.                     138,182
                                                                   3,000  Yakult Honsha Co., Ltd.                             76,098
                                                                   7,000  Yamazaki Baking Co., Ltd.                           61,391
                                                                                                                        ------------
                                                                                                                           1,053,127
                     ---------------------------------------------------------------------------------------------------------------
                     Gas Utilities - 0.1%                         86,000  Osaka Gas Co., Ltd.                                301,235
                                                                  93,000  Tokyo Gas Co., Ltd.                                378,269
                                                                                                                        ------------
                                                                                                                             679,504
                     ---------------------------------------------------------------------------------------------------------------
                     Health Care Equipment &                       6,000  Olympus Corp.                                      133,139
                     Supplies - 0.1%                               5,600  Terumo Corp.                                       180,342
                                                                                                                        ------------
                                                                                                                             313,481
                     ---------------------------------------------------------------------------------------------------------------
                     Health Care Providers &                         200  Nichii Gakkan Co.                                    4,888
                     Services - 0.0%                               1,000  Suzuken Co., Ltd.                                   28,939
                                                                                                                        ------------
                                                                                                                              33,827
                     ---------------------------------------------------------------------------------------------------------------
                     Hotels, Restaurants & Leisure - 0.0%          1,900  Oriental Land Co., Ltd.                            108,797
                                                                   2,000  Skylark Co., Ltd.                                   29,522
                                                                                                                        ------------
                                                                                                                             138,319
                     ---------------------------------------------------------------------------------------------------------------
                     Household Durables - 1.0%                     2,000  Casio Computer Co., Ltd.                            29,098
                                                                   2,000  Daito Trust Construction Co., Ltd.                  87,701
                                                                  13,000  Daiwa House Industry Co., Ltd.                     170,328
                                                                   1,000  Makita Corp.                                        20,293
                                                                  97,000  Matsushita Electric Industrial Co., Ltd.         1,645,765
                                                                  11,800  Pioneer Corp.                                      168,244
                                                                  41,000  Sanyo Electric Co., Ltd.                           101,288
                                                                  20,000  Sekisui Chemical Co., Ltd.                         142,756
                                                                  24,000  Sekisui House Ltd.                                 294,547
                                                                  43,000  Sharp Corp.                                        623,716
                                                                  46,200  Sony Corp.                                       1,520,434
                                                                                                                        ------------
                                                                                                                           4,804,170
                     ---------------------------------------------------------------------------------------------------------------
                     Household Products - 0.2%                    28,000  Kao Corp.                                          690,489
                                                                   2,400  Uni-Charm Corp.                                    103,759
                                                                                                                        ------------
                                                                                                                             794,248
                     ---------------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of September 30, 2005               (in U.S. dollars)

                                                                  Shares
Country              Industry                                       Held  Common Stocks                                    Value
------------------------------------------------------------------------------------------------------------------------------------
                     IT Services - 0.1%                            3,100  CSK Holdings Corp.                            $    136,757
                                                                     400  Itochu Techno-Science Corp.                         14,011
                                                                      47  NET One Systems Co., Ltd.                           92,474
                                                                      57  NTT Data Corp.                                     220,275
                                                                   1,500  Nomura Research Institute Ltd.                     173,372
                                                                     100  Obic Co., Ltd.                                      17,028
                                                                     400  TIS, Inc.                                            8,329
                                                                                                                        ------------
                                                                                                                             662,246
                     ---------------------------------------------------------------------------------------------------------------
                     Independent Power Producers & Energy          7,800  Electric Power Development Co.                     260,826
                     Traders - 0.1%
                     ---------------------------------------------------------------------------------------------------------------
                     Insurance - 0.6%                                 64  Millea Holdings, Inc.                            1,027,704
                                                                  70,000  Mitsui Sumitomo Insurance Co., Ltd.                811,541
                                                                  29,000  Sompo Japan Insurance, Inc.                        384,569
                                                                   7,250  T&D Holdings, Inc.                                 432,416
                                                                                                                        ------------
                                                                                                                           2,656,230
                     ---------------------------------------------------------------------------------------------------------------
                     Internet & Catalog Retail - 0.0%                130  Rakuten, Inc.                                       99,559
                     ---------------------------------------------------------------------------------------------------------------
                     Internet Software & Services - 0.2%             201  eAccess Ltd.                                       151,628
                                                                  12,000  Softbank Corp.                                     667,020
                                                                     124  Yahoo! Japan Corp.                                 147,697
                                                                     124  Yahoo! Japan Corp. (a)                             145,509
                                                                                                                        ------------
                                                                                                                           1,111,854
                     ---------------------------------------------------------------------------------------------------------------
                     Leisure Equipment & Products - 0.3%          24,000  Fuji Photo Film Co., Ltd.                          791,953
                                                                  12,150  Namco Bandai Holdings, Inc.                        202,607
                                                                   6,000  Nikon Corp.                                         75,807
                                                                   1,400  Sankyo Co., Ltd. (Gunma)                            73,866
                                                                   2,732  Sega Sammy Holdings, Inc.                          106,060
                                                                   2,732  Sega Sammy Holdings, Inc. (a)                      107,988
                                                                   3,500  Shimano, Inc.                                       94,494
                                                                   6,600  Yamaha Corp.                                       114,426
                                                                                                                        ------------
                                                                                                                           1,567,201
                     ---------------------------------------------------------------------------------------------------------------
                     Machinery - 0.8%                             20,000  Amada Co., Ltd.                                    159,696
                                                                  15,000  Amano Corp.                                        232,927
                                                                  22,000  Ebara Corp.                                         93,753
                                                                   8,200  Fanuc Ltd.                                         664,161
                                                                   5,000  Hino Motors Ltd.                                    33,969
                                                                  92,000  Ishikawajima-Harima Heavy Industries Co.,
                                                                          Ltd.                                               185,883
                                                                  26,000  Kawasaki Heavy Industries Ltd.                      65,837
                                                                  39,000  Komatsu Ltd.                                       531,975
                                                                   8,000  Koyo Seiko Co., Ltd. (f)                           120,840
                                                                  47,000  Kubota Corp.                                       325,940
                                                                   3,000  Kurita Water Industries Ltd.                        54,526
                                                                  25,000  Minebea Co., Ltd.                                  103,229
                                                                 101,000  Mitsubishi Heavy Industries Ltd.                   358,232
                                                                  50,000  Mitsui Engineering & Shipbuilding Co., Ltd.        119,111
                                                                   3,000  NGK Insulators Ltd.                                 38,195
                                                                  14,000  NSK Ltd.                                            77,325
                                                                  15,000  NTN Corp.                                           89,862
                                                                   1,900  Nidec Corp.                                        111,814
                                                                   1,400  SMC Corp.                                          186,642
                                                                  32,000  Sumitomo Heavy Industries Ltd.                     227,281
                                                                   3,700  THK Co., Ltd.                                       92,386
                                                                   9,000  Takuma Co., Ltd.                                    71,228
                                                                                                                        ------------
                                                                                                                           3,944,812
                     ---------------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of September 30, 2005               (in U.S. dollars)

                                                                  Shares
Country              Industry                                       Held  Common Stocks                                    Value
------------------------------------------------------------------------------------------------------------------------------------
                     Marine - 0.2%                                29,000  Kawasaki Kisen Kaisha Ltd.                    $    209,555
                                                                  50,000  Mitsui OSK Lines Ltd.                              400,124
                                                                  49,000  Nippon Yusen Kabushiki Kaisha                      329,001
                                                                                                                        ------------
                                                                                                                             938,680
                     ---------------------------------------------------------------------------------------------------------------
                     Media - 0.1%                                    600  Asatsu-DK, Inc.                                     18,740
                                                                      33  Dentsu, Inc.                                        93,753
                                                                      64  Fuji Television Network, Inc.                      143,427
                                                                   5,000  Toho Co., Ltd.                                      79,407
                                                                   4,000  Tokyo Broadcasting System, Inc.                     92,995
                                                                                                                        ------------
                                                                                                                             428,322
                     ---------------------------------------------------------------------------------------------------------------
                     Metals & Mining - 0.8%                       40,000  Daido Steel Co., Ltd.                              257,632
                                                                   7,000  Dowa Mining Co., Ltd.                               58,797
                                                                  27,600  JFE Holdings, Inc.                                 898,571
                                                                  54,000  Kobe Steel Ltd.                                    164,373
                                                                  10,000  Mitsubishi Materials Corp.                          35,380
                                                                  22,000  Mitsui Mining & Smelting Co., Ltd.                 127,916
                                                                 323,000  Nippon Steel Corp.                               1,214,029
                                                                  40,000  Nisshin Steel Co., Ltd.                            138,345
                                                                 208,000  Sumitomo Metal Industries Ltd.                     730,404
                                                                  32,000  Sumitomo Metal Mining Co., Ltd.                    297,018
                                                                                                                        ------------
                                                                                                                           3,922,465
                     ---------------------------------------------------------------------------------------------------------------
                     Multiline Retail - 0.1%                       9,000  Daimaru, Inc.                                      106,088
                                                                   6,000  Hankyu Department Stores                            47,380
                                                                   1,000  Isetan Co., Ltd.                                    15,952
                                                                   7,000  Marui Co., Ltd.                                    118,396
                                                                  16,000  Mitsukoshi Ltd.                                     77,501
                                                                   1,800  Ryohin Keikaku Co., Ltd.                           116,093
                                                                   4,000  Takashimaya Co., Ltd.                               51,032
                                                                                                                        ------------
                                                                                                                             532,442
                     ---------------------------------------------------------------------------------------------------------------
                     Office Electronics - 0.5%                    31,900  Canon, Inc.                                      1,725,313
                                                                  26,000  Konica Minolta Holdings, Inc.                      236,739
                                                                  37,000  Ricoh Co., Ltd.                                    578,798
                                                                                                                        ------------
                                                                                                                           2,540,850
                     ---------------------------------------------------------------------------------------------------------------
                     Oil, Gas & Consumable Fuels - 0.2%           21,000  Nippon Mining Holdings, Inc.                       166,755
                                                                  66,000  Nippon Oil Corp.                                   585,230
                                                                   6,000  Showa Shell Sekiyu KK                               82,266
                                                                  17,000  Teikoku Oil Co., Ltd.                              183,739
                                                                  10,000  TonenGeneral Sekiyu KK                             116,464
                                                                                                                        ------------
                                                                                                                           1,134,454
                     ---------------------------------------------------------------------------------------------------------------
                     Paper & Forest Products - 0.1%                   39  Nippon Paper Group, Inc.                           141,424
                                                                  31,000  OJI Paper Co., Ltd.                                169,578
                                                                                                                        ------------
                                                                                                                             311,002
                     ---------------------------------------------------------------------------------------------------------------
                     Personal Products - 0.1%                      6,100  Aderans Co., Ltd.                                  166,843
                                                                  10,000  Shiseido Co., Ltd.                                 144,344
                                                                                                                        ------------
                                                                                                                             311,187
                     ---------------------------------------------------------------------------------------------------------------
                     Pharmaceuticals - 1.2%                       27,600  Astellas Pharma Inc.                             1,039,809
                                                                  17,300  Chugai Pharmaceutical Co., Ltd.                    330,461
                                                                  31,442  Daiichi Sankyo Co. Ltd.                            644,983
                                                                  10,000  Eisai Co., Ltd.                                    427,916
                                                                  11,000  Kaken Pharmaceutical Co., Ltd.                      81,913

Master International Index Series
Schedule of Investments as of September 30, 2005               (in U.S. dollars)

                                                                  Shares
Country              Industry                                       Held  Common Stocks                                    Value
------------------------------------------------------------------------------------------------------------------------------------
                                                                  11,000  Kyowa Hakko Kogyo Co., Ltd.                   $     85,504
                                                                   5,500  Santen Pharmaceutical Co., Ltd.                    142,425
                                                                  18,000  Shionogi & Co., Ltd.                               245,368
                                                                   7,000  Taisho Pharmaceutical Co., Ltd.                    126,301
                                                                  38,000  Takeda Pharmaceutical Co., Ltd.                  2,266,455
                                                                                                                        ------------
                                                                                                                           5,391,135
                     ---------------------------------------------------------------------------------------------------------------
                     Real Estate - 0.6%                               27  Japan Prime Realty Investment Corp.                 76,945
                                                                      14  Japan Real Estate Investment Corp. (f)             113,023
                                                                      13  Japan Retail Fund Investment Corp.                 105,064
                                                                   2,300  Leopalace21 Corp.                                   55,603
                                                                  54,000  Mitsubishi Estate Co., Ltd.                        742,298
                                                                  41,000  Mitsui Fudosan Co., Ltd.                           617,496
                                                                      16  Nippon Building Fund, Inc.                         136,792
                                                                      24  Nomura Real Estate Office Fund, Inc.               177,025
                                                                  24,000  Sumitomo Realty & Development Co., Ltd.            356,167
                                                                  24,000  Tokyo Tatemono Co., Ltd.                           195,659
                                                                  26,000  Tokyu Land Corp.                                   168,149
                                                                                                                        ------------
                                                                                                                           2,744,221
                     ---------------------------------------------------------------------------------------------------------------
                     Road & Rail - 0.7%                               75  Central Japan Railway Co.                          584,966
                                                                     175  East Japan Railway Co.                           1,000,529
                                                                  15,000  Keihin Electric Express Railway Co., Ltd.           94,362
                                                                  19,000  Keio Electric Railway Co., Ltd.                    104,941
                                                                  38,000  Keisei Electric Railway Co., Ltd.                  208,876
                                                                  72,000  Kintetsu Corp. (f)                                 243,939
                                                                  37,000  Nippon Express Co., Ltd.                           182,813
                                                                  25,000  Odakyu Electric Railway Co., Ltd.                  136,316
                                                                  42,000  Tobu Railway Co., Ltd.                             167,867
                                                                  41,000  Tokyu Corp.                                        217,770
                                                                      98  West Japan Railway Co.                             370,937
                                                                                                                        ------------
                                                                                                                           3,313,316
                     ---------------------------------------------------------------------------------------------------------------
                     Semiconductors & Semiconductor                3,500  Advantest Corp.                                    271,749
                     Equipment - 0.3%                              2,100  Elpida Memory, Inc. (a)                             61,514
                                                                   1,200  NEC Electronics Corp.                               40,021
                                                                   4,000  Rohm Co., Ltd.                                     347,627
                                                                   8,000  Sanken Electric Co., Ltd.                           91,971
                                                                   9,200  Tokyo Electron Ltd.                                489,465
                                                                                                                        ------------
                                                                                                                           1,302,347
                     ---------------------------------------------------------------------------------------------------------------
                     Software - 0.2%                               4,400  Fuji Soft ABC, Inc.                                115,299
                                                                   7,300  Hitachi Software Engineering Co., Ltd.             117,287
                                                                   3,600  Konami Corp.                                        81,154
                                                                   5,400  Nintendo Co., Ltd.                                 630,810
                                                                     900  Oracle Corp. Japan                                  39,704
                                                                   5,500  Trend Micro, Inc.                                  174,210
                                                                                                                        ------------
                                                                                                                           1,158,464
                     ---------------------------------------------------------------------------------------------------------------
                     Specialty Retail - 0.2%                       2,800  Aoyama Trading Co., Ltd.                            79,054
                                                                   4,500  Autobacs Seven Co., Ltd.                           175,887
                                                                   3,500  Fast Retailing Co., Ltd.                           265,881
                                                                     600  Shimachu Co., Ltd.                                  15,299
                                                                     600  Shimamura Co., Ltd.                                 66,596
                                                                     700  USS Co., Ltd.                                       49,779
                                                                   4,200  Yamada Denki Co., Ltd.                             319,799
                                                                                                                        ------------
                                                                                                                             972,295
                     ---------------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of September 30, 2005               (in U.S. dollars)

                                                                  Shares
Country              Industry                                       Held  Common Stocks                                    Value
------------------------------------------------------------------------------------------------------------------------------------
                     Textiles, Apparel & Luxury                   36,000  Gunze Ltd.                                    $    181,366
                     Goods - 0.1%                                  1,000  Nisshinbo Industries, Inc.                           8,682
                                                                   8,000  Onward Kashiyama Co., Ltd.                         127,051
                                                                   2,000  Toyobo Co., Ltd.                                     4,941
                                                                   5,000  Wacoal  Holdings Corp.                              66,217
                                                                                                                        ------------
                                                                                                                             388,257
                     ---------------------------------------------------------------------------------------------------------------
                     Tobacco - 0.2%                                   49  Japan Tobacco, Inc.                                773,866
                     ---------------------------------------------------------------------------------------------------------------
                     Trading Companies &                          53,000  Itochu Corp.                                       365,211
                     Distributors - 0.6%                          80,000  Marubeni Corp.                                     372,684
                                                                  58,000  Mitsubishi Corp.                                 1,146,286
                                                                  47,000  Mitsui & Co., Ltd.                                 589,262
                                                                  23,100  Sojitz Corp. (a)                                   131,866
                                                                  38,000  Sumitomo Corp.                                     401,659
                                                                                                                        ------------
                                                                                                                           3,006,968
                     ---------------------------------------------------------------------------------------------------------------
                     Transportation Infrastructure - 0.0%          2,000  Kamigumi Co., Ltd.                                  15,970
                                                                   8,000  Mitsubishi Logistics Corp.                          94,512
                                                                                                                        ------------
                                                                                                                             110,482
                     ---------------------------------------------------------------------------------------------------------------
                     Wireless Telecommunication                      115  KDDI Corp.                                         649,374
                     Services - 0.4%                                 685  NTT DoCoMo, Inc.                                 1,220,840
                                                                                                                        ------------
                                                                                                                           1,870,214
                     ---------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Japan                   101,532,720
------------------------------------------------------------------------------------------------------------------------------------
Netherlands - 3.1%   Air Freight & Logistics - 0.1%               18,370  TNT NV                                             457,794
                     ---------------------------------------------------------------------------------------------------------------
                     Beverages - 0.1%                             11,714  Heineken NV                                        377,224
                     ---------------------------------------------------------------------------------------------------------------
                     Chemicals - 0.2%                             11,211  Akzo Nobel NV                                      490,244
                                                                  10,240  DSM NV                                             403,585
                                                                                                                        ------------
                                                                                                                             893,829
                     ---------------------------------------------------------------------------------------------------------------
                     Commercial Banks - 0.4%                      82,104  ABN AMRO Holding NV                              1,972,840
                     ---------------------------------------------------------------------------------------------------------------
                     Commercial Services & Supplies - 0.0%         1,086  Randstad Holdings NV                                41,820
                                                                   7,896  Vedior NV                                          112,334
                                                                                                                        ------------
                                                                                                                             154,154
                     ---------------------------------------------------------------------------------------------------------------
                     Diversified Financial Services - 0.6%         6,281  Euronext NV                                        277,311
                                                                  81,060  ING Groep NV CVA                                 2,421,744
                                                                                                                        ------------
                                                                                                                           2,699,055
                     ---------------------------------------------------------------------------------------------------------------
                     Diversified Telecommunication               105,076  Royal KPN NV                                       945,067
                     Services - 0.2%
                     ---------------------------------------------------------------------------------------------------------------
                     Energy Equipment & Services - 0.0%              228  IHC Caland NV                                       19,077
                     ---------------------------------------------------------------------------------------------------------------
                     Food & Staples Retailing - 0.1%              70,445  Koninklijke Ahold NV (a)                           534,221
                     ---------------------------------------------------------------------------------------------------------------
                     Food Products - 0.5%                          6,433  Royal Numico NV (a)                                282,393
                                                                  27,472  Unilever NV                                      1,959,139
                                                                                                                        ------------
                                                                                                                           2,241,532
                     ---------------------------------------------------------------------------------------------------------------
                     Household Durables - 0.4%                    61,680  Koninklijke Philips Electronics NV               1,644,195
                     ---------------------------------------------------------------------------------------------------------------
                     IT Services - 0.0%                            3,377  Getronics NV                                        41,448
                     ---------------------------------------------------------------------------------------------------------------
                     Insurance - 0.2%                             60,535  Aegon NV                                           901,351
                     ---------------------------------------------------------------------------------------------------------------
                     Media - 0.2%                                 39,460  Reed Elsevier NV                                   546,159
                                                                  10,501  VNU NV                                             331,072
                                                                   8,647  Wolters Kluwer NV                                  161,383
                                                                                                                        ------------
                                                                                                                           1,038,614
                     ---------------------------------------------------------------------------------------------------------------
                     Office Electronics - 0.0%                       194  OCE NV                                               3,048
                     ---------------------------------------------------------------------------------------------------------------
                     Real Estate - 0.0%                            1,655  Corio NV                                            96,375
                                                                   1,648  Rodamco Europe NV                                  142,859
                                                                     332  Wereldhave NV                                       35,284
                                                                                                                        ------------
                                                                                                                             274,518
                     ---------------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of September 30, 2005               (in U.S. dollars)

                                                                  Shares
Country              Industry                                       Held  Common Stocks                                    Value
------------------------------------------------------------------------------------------------------------------------------------
                     Semiconductors & Semiconductor               24,471  ASML Holding NV (a)                           $    403,016
                     Equipment - 0.1%
                     ---------------------------------------------------------------------------------------------------------------
                     Trading Companies &                          30,280  Hagemeyer NV (a)                                    89,442
                     Distributors - 0.0%
                     ---------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in the Netherlands          14,690,425
------------------------------------------------------------------------------------------------------------------------------------
New Zealand - 0.2%   Commercial Services & Supplies - 0.0%        23,708  Waste Management NZ Ltd.                           100,936
                     ---------------------------------------------------------------------------------------------------------------
                     Construction Materials - 0.0%                20,926  Fletcher Building Ltd.                             114,920
                     ---------------------------------------------------------------------------------------------------------------
                     Diversified Telecommunication                68,034  Telecom Corp. of New Zealand Ltd.                  283,992
                     Services - 0.1%
                     ---------------------------------------------------------------------------------------------------------------
                     Electric Utilities - 0.0%                    22,289  Contact Energy Ltd.                                117,459
                     ---------------------------------------------------------------------------------------------------------------
                     Health Care Equipment &                      45,575  Fisher & Paykel Healthcare Corp.                   117,874
                     Supplies - 0.1%
                     ---------------------------------------------------------------------------------------------------------------
                     Household Durables - 0.0%                    30,232  Fisher & Paykel Appliances Holdings Ltd.            73,999
                     ---------------------------------------------------------------------------------------------------------------
                     Insurance - 0.0%                              9,996  Tower Ltd. (a)                                      16,011
                     ---------------------------------------------------------------------------------------------------------------
                     Multiline Retail - 0.0%                      16,257  Warehouse Group Ltd.                                43,963
                     ---------------------------------------------------------------------------------------------------------------
                     Paper & Forest Products - 0.0%                5,644  Carter Holt Harvey Ltd.                              9,862
                                                                       1  Tenon Ltd.                                               3
                                                                                                                        ------------
                                                                                                                               9,865
                     ---------------------------------------------------------------------------------------------------------------
                     Transportation Infrastructure - 0.0%         64,800  Auckland International Airport Ltd.                102,446
                     ---------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in New Zealand                 981,465
------------------------------------------------------------------------------------------------------------------------------------
Norway - 0.8%        Airlines - 0.0%                               2,392  SAS AB (a)                                          26,031
                     ---------------------------------------------------------------------------------------------------------------
                     Chemicals - 0.0%                              8,336  Yara International ASA                             151,086
                     ---------------------------------------------------------------------------------------------------------------
                     Commercial Banks - 0.1%                      19,915  DNB NOR ASA                                        206,039
                     ---------------------------------------------------------------------------------------------------------------
                     Commercial Services & Supplies - 0.0%         2,598  Tomra Systems ASA                                   18,556
                     ---------------------------------------------------------------------------------------------------------------
                     Communications Equipment - 0.0%               9,463  Tandberg ASA                                       126,912
                     ---------------------------------------------------------------------------------------------------------------
                     Diversified Telecommunication                15,995  Telenor ASA                                        143,419
                     Services - 0.1%                               8,900  Telenor ASA (b)                                    239,855
                                                                                                                        ------------
                                                                                                                             383,274
                     ---------------------------------------------------------------------------------------------------------------
                     Energy Equipment & Services - 0.1%            3,691  Smedvig ASA Class A (f)                             90,800
                                                                   7,800  Stolt Offshore SA (a)                               90,561
                                                                                                                        ------------
                                                                                                                             181,361
                     ---------------------------------------------------------------------------------------------------------------
                     Food Products - 0.1%                          8,570  Orkla ASA                                          326,417
                     ---------------------------------------------------------------------------------------------------------------
                     Insurance - 0.0%                              8,611  Storebrand ASA                                      84,469
                     ---------------------------------------------------------------------------------------------------------------
                     Media - 0.0%                                  3,568  Schibsted ASA                                      111,290
                     ---------------------------------------------------------------------------------------------------------------
                     Oil, Gas & Consumable Fuels - 0.4%            3,444  Frontline Ltd.                                     153,611
                                                                   7,859  Norsk Hydro ASA                                    882,953
                                                                  37,653  Statoil ASA                                        937,819
                                                                                                                        ------------
                                                                                                                           1,974,383
                     ---------------------------------------------------------------------------------------------------------------
                     Paper & Forest Products - 0.0%                3,089  Norske Skogindustrier ASA                           45,807
                     ---------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Norway                    3,635,625
------------------------------------------------------------------------------------------------------------------------------------
Portugal - 0.3%      Commercial Banks - 0.1%                      25,668  Banco BPI SA                                       114,502
                                                                  88,715  Banco Comercial Portugues SA Registered
                                                                          Shares                                             247,075
                                                                   6,793  Banco Espirito Santo SA Registered Shares          108,845
                                                                                                                        ------------
                                                                                                                             470,422
                     ---------------------------------------------------------------------------------------------------------------
                     Construction Materials - 0.0%                15,305  Cimpor Cimentos de Portugal SA                      84,697
                     ---------------------------------------------------------------------------------------------------------------
                     Diversified Telecommunication                31,051  Portugal Telecom SGPS SA Registered Shares         284,518
                     Services - 0.1%
                     ---------------------------------------------------------------------------------------------------------------
                     Electric Utilities - 0.1%                    57,220  Energias de Portugal SA (f)                        160,050
                     ---------------------------------------------------------------------------------------------------------------
                     Food & Staples Retailing - 0.0%               4,098  Jeronimo Martins                                    59,289
                     ---------------------------------------------------------------------------------------------------------------
                     Industrial Conglomerates - 0.0%              38,364  Sonae SGPS SA                                       65,680
                     ---------------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of September 30, 2005               (in U.S. dollars)

                                                                  Shares
Country              Industry                                       Held  Common Stocks                                    Value
------------------------------------------------------------------------------------------------------------------------------------
                     Media - 0.0%                                  4,230  PT Multimedia Servicos de Telecomunicacoes
                                                                          e Multimedia SGPS SA                          $     44,879
                     ---------------------------------------------------------------------------------------------------------------
                     Transportation Infrastructure - 0.0%          7,477  Brisa-Auto Estradas de Portugal SA
                                                                          Private Shares                                      64,815
                     ---------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Portugal                  1,234,350
------------------------------------------------------------------------------------------------------------------------------------
Singapore - 0.8%     Aerospace & Defense - 0.0%                   56,213  Singapore Technologies Engineering Ltd.             84,511
                     ---------------------------------------------------------------------------------------------------------------
                     Air Freight & Logistics - 0.0%              138,954  Singapore Post Ltd.                                 99,517
                     ---------------------------------------------------------------------------------------------------------------
                     Airlines - 0.1%                              17,582  Singapore Airlines Ltd.                            120,717
                     ---------------------------------------------------------------------------------------------------------------
                     Commercial Banks - 0.3%                      58,109  DBS Group Holdings Ltd.                            543,428
                                                                  87,834  Oversea-Chinese Banking Corp.                      324,926
                                                                  64,572  United Overseas Bank Ltd.                          538,896
                                                                                                                        ------------
                                                                                                                           1,407,250
                     ---------------------------------------------------------------------------------------------------------------
                     Computers & Peripherals - 0.0%                5,907  Creative Technology Ltd.                            43,704
                     ---------------------------------------------------------------------------------------------------------------
                     Distributors - 0.0%                           3,331  Jardine Cycle & Carriage Ltd.                       21,885
                     ---------------------------------------------------------------------------------------------------------------
                     Diversified Financial Services - 0.1%        82,000  Singapore Exchange Ltd.                            122,308
                     ---------------------------------------------------------------------------------------------------------------
                     Diversified Telecommunication               266,803  Singapore Telecommunications Ltd.                  385,321
                     Services - 0.1%
                     ---------------------------------------------------------------------------------------------------------------
                     Electronic Equipment &                        5,000  Venture Corp. Ltd.                                  42,912
                     Instruments - 0.0%
                     ---------------------------------------------------------------------------------------------------------------
                     Health Care Providers &                      83,000  Parkway Holdings Ltd.                              106,114
                     Services - 0.0%
                     ---------------------------------------------------------------------------------------------------------------
                     Hotels, Restaurants & Leisure - 0.0%         29,535  City Developments Ltd.                             162,578
                                                                   2,631  Overseas Union Enterprise Ltd.                      14,872
                                                                                                                        ------------
                                                                                                                             177,450
                     ---------------------------------------------------------------------------------------------------------------
                     Industrial Conglomerates - 0.1%               3,836  Fraser and Neave Ltd.                               39,053
                                                                   1,766  Haw Par Corp. Ltd.                                   5,435
                                                                  41,914  Keppel Corp. Ltd.                                  315,068
                                                                  22,704  SembCorp Industries Ltd.                            40,315
                                                                                                                        ------------
                                                                                                                             399,871
                     ---------------------------------------------------------------------------------------------------------------
                     Machinery - 0.1%                            107,427  SembCorp Marine Ltd.                               190,119
                     ---------------------------------------------------------------------------------------------------------------
                     Marine - 0.0%                                50,501  Cosco Corp. Singapore Ltd.                          75,923
                     ---------------------------------------------------------------------------------------------------------------
                     Media - 0.0%                                 36,116  Singapore Press Holdings Ltd.                       98,761
                     ---------------------------------------------------------------------------------------------------------------
                     Real Estate - 0.0%                          126,833  CapitaLand Ltd.                                    235,724
                                                                   6,457  United Overseas Land Ltd.                            8,943
                                                                                                                        ------------
                                                                                                                             244,667
                     ---------------------------------------------------------------------------------------------------------------
                     Road & Rail - 0.0%                          104,816  ComfortDelgro Corp. Ltd.                            93,059
                     ---------------------------------------------------------------------------------------------------------------
                     Semiconductors & Semiconductor               89,002  Chartered Semiconductor Manufacturing
                     Equipment - 0.0%                                     Ltd. (a)                                            60,581
                                                                   1,120  Chartered Semiconductor Manufacturing
                                                                          Ltd. (a)(b)                                          7,638
                                                                                                                        ------------
                                                                                                                              68,219
                     ---------------------------------------------------------------------------------------------------------------
                     Transportation Infrastructure - 0.0%         36,085  SembCorp Logistics Ltd.                             35,241
                     ---------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Singapore                 3,817,549
------------------------------------------------------------------------------------------------------------------------------------
South Africa - 0.1%  Beverages - 0.1%                             35,782  SABMiller Plc                                      695,687
                     ---------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in South Africa                695,687
------------------------------------------------------------------------------------------------------------------------------------
Spain - 3.7%         Airlines - 0.0%                              31,929  Iberia Lineas Aereas de Espana                      81,610
                     ---------------------------------------------------------------------------------------------------------------
                     Biotechnology - 0.0%                         15,416  Zeltia SA (f)                                      112,075
                     ---------------------------------------------------------------------------------------------------------------
                     Commercial Banks - 1.4%                     144,754  Banco Bilbao Vizcaya Argentaria SA               2,546,280
                                                                  48,525  Banco Popular Espanol SA                           593,231
                                                                 252,454  Banco Santander Central Hispano SA               3,326,769
                                                                                                                        ------------
                                                                                                                           6,466,280
                     ---------------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of September 30, 2005               (in U.S. dollars)

                                                                  Shares
Country              Industry                                       Held  Common Stocks                                    Value
------------------------------------------------------------------------------------------------------------------------------------
                     Construction & Engineering - 0.2%            13,307  ACS Actividades de Construccion y
                                                                          Servicios, SA                                 $    389,056
                                                                     446  Acciona SA                                          51,218
                                                                   2,428  Fomento de Construcciones y Contratas SA           145,165
                                                                   3,360  Grupo Ferrovial SA                                 280,530
                                                                   5,086  Sacyr Vallehermoso SA                              143,180
                                                                                                                        ------------
                                                                                                                           1,009,149
                     ---------------------------------------------------------------------------------------------------------------
                     Diversified Telecommunication               196,290  Telefonica SA                                    3,223,262
                     Services - 0.7%                               1,124  Telefonica SA (b)                                   55,436
                                                                                                                        ------------
                                                                                                                           3,278,698
                     ---------------------------------------------------------------------------------------------------------------
                     Electric Utilities - 0.5%                    47,745  Endesa SA                                        1,281,942
                                                                  35,281  Iberdrola SA                                       988,972
                                                                   8,894  Union Fenosa SA                                    294,669
                                                                                                                        ------------
                                                                                                                           2,565,583
                     ---------------------------------------------------------------------------------------------------------------
                     Electrical Equipment - 0.0%                   5,077  Gamesa Corp. Tecnologica SA                         78,227
                     ---------------------------------------------------------------------------------------------------------------
                     Gas Utilities - 0.1%                          7,543  Gas Natural SDG SA                                 220,080
                     ---------------------------------------------------------------------------------------------------------------
                     Hotels, Restaurants & Leisure - 0.0%          7,812  NH Hoteles SA                                      121,122
                     ---------------------------------------------------------------------------------------------------------------
                     IT Services - 0.1%                           11,782  Indra Sistemas SA                                  259,240
                     ---------------------------------------------------------------------------------------------------------------
                     Insurance - 0.0%                              8,309  Corporacion Mapfre SA                              143,053
                     ---------------------------------------------------------------------------------------------------------------
                     Media - 0.1%                                  6,752  Antena 3 de Television SA                          122,759
                                                                     664  Sogecable SA (a)                                    26,002
                                                                  10,902  Telefonica Publicidad e Informacion, SA             94,374
                                                                                                                        ------------
                                                                                                                             243,135
                     ---------------------------------------------------------------------------------------------------------------
                     Metals & Mining - 0.0%                       10,980  Acerinox SA                                        153,031
                     ---------------------------------------------------------------------------------------------------------------
                     Oil, Gas & Consumable Fuels - 0.3%           41,133  Repsol YPF SA                                    1,336,997
                     ---------------------------------------------------------------------------------------------------------------
                     Real Estate - 0.0%                            1,852  Metrovacesa SA                                     136,763
                     ---------------------------------------------------------------------------------------------------------------
                     Specialty Retail - 0.1%                       7,341  Inditex SA                                         216,133
                     ---------------------------------------------------------------------------------------------------------------
                     Tobacco - 0.1%                               15,199  Altadis SA                                         682,959
                     ---------------------------------------------------------------------------------------------------------------
                     Transportation Infrastructure - 0.1%          6,724  Abertis Infraestructuras SA                        196,184
                                                                   6,800  Cintra Concesiones de Infraestructuras
                                                                          de Transporte SA                                    93,708
                                                                                                                        ------------
                                                                                                                             289,892
                     ---------------------------------------------------------------------------------------------------------------
                     Water Utilities - 0.0%                        3,530  Sociedad General de Aguas de Barcelona SA
                                                                          Class A                                             85,927
                     ---------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Spain                    17,479,954
------------------------------------------------------------------------------------------------------------------------------------
Sweden - 2.2%        Airlines - 0.0%                               1,680  SAS AB (a)                                          18,456
                     ---------------------------------------------------------------------------------------------------------------
                     Building Products - 0.1%                     18,498  Assa Abloy AB B                                    262,050
                     ---------------------------------------------------------------------------------------------------------------
                     Commercial Banks - 0.4%                     103,373  Nordea Bank AB                                   1,036,465
                                                                  24,798  Skandinaviska Enskilda Banken AB Class A           455,565
                                                                  19,957  Svenska Handelsbanken Class A                      463,453
                                                                                                                        ------------
                                                                                                                           1,955,483
                     ---------------------------------------------------------------------------------------------------------------
                     Commercial Services & Supplies - 0.1%        18,496  Securitas AB                                       287,147
                     ---------------------------------------------------------------------------------------------------------------
                     Communications Equipment - 0.5%             627,423  Telefonaktiebolaget LM Ericsson                  2,297,167
                                                                   1,407  Telefonaktiebolaget LM Ericsson (b)                 51,834
                                                                                                                        ------------
                                                                                                                           2,349,001
                     ---------------------------------------------------------------------------------------------------------------
                     Construction & Engineering - 0.1%            17,922  Skanska AB Class B                                 265,484
                     ---------------------------------------------------------------------------------------------------------------
                     Diversified Financial Services - 0.0%         1,010  OMX AB                                              12,511
                     ---------------------------------------------------------------------------------------------------------------
                     Diversified Telecommunication                18,966  Tele2 AB                                           193,842
                     Services - 0.1%                              53,260  TeliaSonera AB                                     253,568
                                                                                                                        ------------
                                                                                                                             447,410
                     ---------------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of September 30, 2005               (in U.S. dollars)

                                                                  Shares
Country              Industry                                       Held  Common Stocks                                    Value
------------------------------------------------------------------------------------------------------------------------------------
                     Health Care Equipment &                       2,151  Getinge AB Class B                            $     29,776
                     Supplies - 0.0%
                     ---------------------------------------------------------------------------------------------------------------
                     Health Care Providers &                       4,167  Gambro AB Class A                                   63,344
                     Services - 0.0%                               3,981  Gambro AB Class B                                   60,259
                                                                                                                        ------------
                                                                                                                             123,603
                     ---------------------------------------------------------------------------------------------------------------
                     Household Durables - 0.1%                    15,168  Electrolux AB Series B                             356,165
                     ---------------------------------------------------------------------------------------------------------------
                     IT Services - 0.0%                            4,275  WM-data AB Class B                                  11,559
                     ---------------------------------------------------------------------------------------------------------------
                     Insurance - 0.1%                             55,968  Skandia Forsakrings AB                             292,528
                     ---------------------------------------------------------------------------------------------------------------
                     Machinery - 0.5%                              5,967  Alfa Laval AB                                      108,848
                                                                  13,962  Atlas Copco AB Class A                             270,947
                                                                   8,016  Atlas Copco AB Class B                             138,966
                                                                  26,500  SKF AB Class B                                     346,269
                                                                  11,547  Sandvik AB                                         575,890
                                                                   3,295  Scania AB Class B                                  119,360
                                                                   6,944  Trelleborg AB Class B                              116,339
                                                                   3,880  Volvo AB Class A                                   164,144
                                                                  12,629  Volvo AB Class B                                   551,428
                                                                                                                        ------------
                                                                                                                           2,392,191
                     ---------------------------------------------------------------------------------------------------------------
                     Media - 0.0%                                  5,496  Eniro AB                                            64,349
                                                                   2,810  Modern Times Group AB Class B (a)                  106,154
                                                                                                                        ------------
                                                                                                                             170,503
                     ---------------------------------------------------------------------------------------------------------------
                     Paper & Forest Products - 0.1%                  277  Billerud AB                                          3,548
                                                                     945  Holmen AB Class B                                   29,709
                                                                  10,718  Svenska Cellulosa AB Class B                       376,469
                                                                                                                        ------------
                                                                                                                             409,726
                     ---------------------------------------------------------------------------------------------------------------
                     Specialty Retail - 0.1%                      19,602  Hennes & Mauritz AB B Shares                       701,199
                     ---------------------------------------------------------------------------------------------------------------
                     Tobacco - 0.0%                               20,550  Swedish Match AB                                   245,923
                     ---------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Sweden                   10,330,715
------------------------------------------------------------------------------------------------------------------------------------
Switzerland - 6.4%   Biotechnology - 0.1%                            317  Serono SA                                          209,243
                     ---------------------------------------------------------------------------------------------------------------
                     Building Products - 0.0%                         52  Geberit AG Registered Shares                        37,994
                     ---------------------------------------------------------------------------------------------------------------
                     Capital Markets - 1.5%                       54,704  Credit Suisse Group                              2,431,289
                                                                  51,180  UBS AG Registered Shares                         4,366,725
                                                                                                                        ------------
                                                                                                                           6,798,014
                     ---------------------------------------------------------------------------------------------------------------
                     Chemicals - 0.2%                              3,021  Ciba Specialty Chemicals AG Registered
                                                                          Shares                                             178,905
                                                                   8,553  Clariant AG                                        123,394
                                                                     156  Givaudan                                           100,309
                                                                   2,022  Lonza Group AG Registered Shares                   119,822
                                                                   5,199  Syngenta AG                                        546,414
                                                                                                                        ------------
                                                                                                                           1,068,844
                     ---------------------------------------------------------------------------------------------------------------
                     Commercial Services & Supplies - 0.1%         4,254  Adecco SA Registered Shares                        195,006
                                                                     184  SGS SA                                             142,505
                                                                                                                        ------------
                                                                                                                             337,511
                     ---------------------------------------------------------------------------------------------------------------
                     Computers & Peripherals - 0.0%                3,811  Logitech International SA (a)                      154,746
                     ---------------------------------------------------------------------------------------------------------------
                     Construction Materials - 0.1%                 7,295  Holcim Ltd.                                        486,333
                     ---------------------------------------------------------------------------------------------------------------
                     Diversified Telecommunication                 1,287  Swisscom AG                                        422,262
                     Services - 0.1%
                     ---------------------------------------------------------------------------------------------------------------
                     Electrical Equipment - 0.1%                  84,393  ABB Ltd. (a)                                       619,242
                     ---------------------------------------------------------------------------------------------------------------
                     Electronic Equipment &                        2,023  Kudelski SA                                         80,104
                     Instruments - 0.0%
                     ---------------------------------------------------------------------------------------------------------------
                     Food Products - 1.2%                         18,780  Nestle SA Registered Shares                      5,520,745
                     ---------------------------------------------------------------------------------------------------------------
                     Health Care Equipment &                         732  Nobel Biocare Holding AG                           173,170
                     Supplies - 0.1%                               2,246  Phonak Holding AG Registered Shares                 96,599
                                                                      88  Straumann Holding AG Registered Shares              23,668
                                                                   1,894  Synthes, Inc.                                      222,417
                                                                                                                        ------------
                                                                                                                             515,854
                     ---------------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of September 30, 2005               (in U.S. dollars)

                                                                  Shares
Country              Industry                                       Held  Common Stocks                                    Value
------------------------------------------------------------------------------------------------------------------------------------
                     Insurance - 0.5%                             16,216  Swiss Reinsurance Registered Shares           $  1,069,118
                                                                   6,249  Zurich Financial Services AG                     1,068,764
                                                                                                                        ------------
                                                                                                                           2,137,882
                     ---------------------------------------------------------------------------------------------------------------
                     Machinery - 0.0%                                229  Sulzer AG                                          116,520
                     ---------------------------------------------------------------------------------------------------------------
                     Pharmaceuticals - 2.2%                      112,394  Novartis AG Registered Shares                    5,723,224
                                                                  33,617  Roche Holding AG                                 4,688,258
                                                                                                                        ------------
                                                                                                                          10,411,482
                     ---------------------------------------------------------------------------------------------------------------
                     Real Estate - 0.0%                            1,898  PSP Swiss Property AG                               95,691
                     ---------------------------------------------------------------------------------------------------------------
                     Semiconductors & Semiconductor                1,083  Micronas Semiconductor Holding AG
                     Equipment - 0.0%                                     Registered Shares (a)                               46,453
                                                                     703  Unaxis Holding AG (a)                               93,406
                                                                                                                        ------------
                                                                                                                             139,859
                     ---------------------------------------------------------------------------------------------------------------
                     Textiles, Apparel & Luxury                   20,892  Compagnie Financiere Richemont AG                  830,494
                     Goods - 0.2%                                  1,398  The Swatch Group Ltd. B Shares                     193,340
                                                                   1,415  The Swatch Group Ltd. Registered Shares             40,170
                                                                                                                        ------------
                                                                                                                           1,064,004
                     ---------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in Switzerland              30,216,330
------------------------------------------------------------------------------------------------------------------------------------
United               Aerospace & Defense - 0.4%                  157,764  BAE Systems Plc                                    958,708
Kingdom - 23.6%                                                   35,280  Cobham Plc                                          98,770
                                                                   5,374  Meggitt Plc                                         30,827
                                                                  85,217  Rolls-Royce Group Plc                              563,078
                                                                                                                        ------------
                                                                                                                           1,651,383
                     ---------------------------------------------------------------------------------------------------------------
                     Air Freight & Logistics - 0.1%               20,132  Exel  Plc                                          437,002
                     ---------------------------------------------------------------------------------------------------------------
                     Airlines - 0.0%                              29,636  British Airways Plc (a)                            153,486
                     ---------------------------------------------------------------------------------------------------------------
                     Auto Components - 0.0%                       26,018  GKN Plc                                            135,669
                     ---------------------------------------------------------------------------------------------------------------
                     Automobiles - 0.0%                            1,025  TI Automotive Ltd. A                                     0
                     ---------------------------------------------------------------------------------------------------------------
                     Beverages - 0.5%                            137,468  Diageo Plc                                       1,982,033
                                                                  29,507  Scottish & Newcastle Plc                           242,081
                                                                                                                        ------------
                                                                                                                           2,224,114
                     ---------------------------------------------------------------------------------------------------------------
                     Building Products - 0.1%                     19,884  BPB Plc                                            258,901
                                                                  53,235  Pilkington Plc                                     130,907
                                                                                                                        ------------
                                                                                                                             389,808
                     ---------------------------------------------------------------------------------------------------------------
                     Capital Markets - 0.3%                       26,336  3i Group Plc                                       365,273
                                                                  26,671  Amvescap Plc                                       173,636
                                                                   2,797  Close Brothers Group Plc                            41,144
                                                                  12,596  ICAP Plc                                            81,558
                                                                  16,296  Man Group Plc                                      477,412
                                                                   4,105  Schroders Plc                                       67,102
                                                                                                                        ------------
                                                                                                                           1,206,125
                     ---------------------------------------------------------------------------------------------------------------
                     Chemicals - 0.2%                             25,167  BOC Group Plc                                      513,349
                                                                  55,975  Imperial Chemical Industries Plc                   296,333
                                                                   8,117  Johnson Matthey Plc                                169,876
                                                                                                                        ------------
                                                                                                                             979,558
                     ---------------------------------------------------------------------------------------------------------------
                     Commercial Banks - 4.2%                     286,690  Barclays Plc                                     2,906,156
                                                                 174,059  HBOS Plc                                         2,628,160
                                                                 501,464  HSBC Holdings Plc                                8,135,062
                                                                 237,696  Lloyds TSB Group Plc                             1,963,769
                                                                   2,530  Lloyds TSB Group Plc (b)                            84,072
                                                                 144,105  Royal Bank of Scotland Group Plc                 4,101,917
                                                                                                                        ------------
                                                                                                                          19,819,136
                     ---------------------------------------------------------------------------------------------------------------
                     Commercial Services & Supplies - 0.2%        44,302  Brambles Industries Plc                            272,939
                                                                  24,611  Capita Group Plc                                   164,034
                                                                  26,991  Group 4 Securicor Plc                               72,222

Master International Index Series
Schedule of Investments as of September 30, 2005               (in U.S. dollars)

                                                                  Shares
Country              Industry                                       Held  Common Stocks                                    Value
------------------------------------------------------------------------------------------------------------------------------------
                                                                  64,193  Hays Plc                                      $    139,399
                                                                   1,493  Intertek Group Plc                                  18,053
                                                                  67,222  Rentokil Initial Plc                               196,519
                                                                   2,405  Serco Group Plc                                     10,913
                                                                                                                        ------------
                                                                                                                             874,079
                     ---------------------------------------------------------------------------------------------------------------
                     Communications Equipment - 0.0%               5,298  Marconi Corp. Plc (a)                               29,805
                     ---------------------------------------------------------------------------------------------------------------
                     Construction & Engineering - 0.1%            12,050  Amec Plc                                            77,596
                                                                  24,840  Balfour Beatty Plc                                 143,918
                                                                                                                        ------------
                                                                                                                             221,514
                     ---------------------------------------------------------------------------------------------------------------
                     Construction Materials - 0.1%                39,289  Hanson Plc                                         409,043
                     ---------------------------------------------------------------------------------------------------------------
                     Consumer Finance - 0.0%                       7,713  Cattles Plc                                         40,935
                                                                  14,009  Provident Financial Plc                            155,391
                                                                                                                        ------------
                                                                                                                             196,326
                     ---------------------------------------------------------------------------------------------------------------
                     Containers & Packaging - 0.0%                20,343  Rexam Plc                                          185,162
                     ---------------------------------------------------------------------------------------------------------------
                     Distributors - 0.0%                           1,845  Inchcape Plc                                        71,449
                     ---------------------------------------------------------------------------------------------------------------
                     Diversified Financial Services - 0.0%        16,913  London Stock Exchange Plc                          170,548
                     ---------------------------------------------------------------------------------------------------------------
                     Diversified Telecommunication               353,190  BT Group Plc                                     1,388,679
                     Services - 0.4%                                 900  BT Group Plc (b)                                    35,676
                                                                 117,864  Cable & Wireless Plc                               298,173
                                                                                                                        ------------
                                                                                                                           1,722,528
                     ---------------------------------------------------------------------------------------------------------------
                     Electric Utilities - 0.4%                    45,161  Scottish & Southern Energy Plc                     822,111
                                                                  77,881  Scottish Power Plc                                 787,408
                                                                     993  Scottish Power Plc (b)                              39,958
                                                                                                                        ------------
                                                                                                                           1,649,477
                     ---------------------------------------------------------------------------------------------------------------
                     Electronic Equipment &                       18,858  Electrocomponents Plc                               81,152
                     Instruments - 0.0%                            4,902  Premier Farnell Plc                                 13,095
                                                                                                                        ------------
                                                                                                                              94,247
                     ---------------------------------------------------------------------------------------------------------------
                     Food & Staples Retailing - 0.6%              42,893  Boots Group Plc                                    461,741
                                                                  56,272  J Sainsbury Plc                                    278,244
                                                                 339,896  Tesco Plc                                        1,861,052
                                                                                                                        ------------
                                                                                                                           2,601,037
                     ---------------------------------------------------------------------------------------------------------------
                     Food Products - 0.5%                         95,046  Cadbury Schweppes Plc                              961,793
                                                                  24,308  Tate & Lyle Plc                                    195,342
                                                                 114,603  Unilever Plc                                     1,200,244
                                                                                                                        ------------
                                                                                                                           2,357,379
                     ---------------------------------------------------------------------------------------------------------------
                     Health Care Equipment &                       3,902  SSL International Plc                               18,604
                     Supplies - 0.1%                              49,872  Smith & Nephew Plc                                 419,967
                                                                                                                        ------------
                                                                                                                             438,571
                     ---------------------------------------------------------------------------------------------------------------
                     Health Care Providers &                       6,950  Alliance Unichem Plc                               106,538
                     Services - 0.0%
                     ---------------------------------------------------------------------------------------------------------------
                     Hotels, Restaurants & Leisure - 0.6%          9,132  Carnival Plc                                       473,515
                                                                 121,886  Compass Group Plc                                  444,733
                                                                  13,810  Enterprise Inns Plc                                205,833
                                                                  68,118  Hilton Group Plc                                   378,996
                                                                  27,519  Intercontinental Hotels Group Plc                  349,063
                                                                  30,006  Mitchells & Butlers Plc                            193,888
                                                                   6,594  Punch Taverns Plc                                   93,323
                                                                  21,215  Rank Group Plc                                     112,031
                                                                   9,436  Whitbread Plc                                      158,502
                                                                  22,125  William Hill Plc                                   228,194
                                                                                                                        ------------
                                                                                                                           2,638,078
                     ---------------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of September 30, 2005               (in U.S. dollars)

                                                                  Shares
Country              Industry                                       Held  Common Stocks                                    Value
------------------------------------------------------------------------------------------------------------------------------------
                     Household Durables - 0.2%                     9,646  Barratt Developments  Plc                     $    128,924
                                                                     788  Bellway Plc                                         12,205
                                                                   2,907  Berkeley Group Holdings Plc                         44,691
                                                                  10,998  Persimmon Plc                                      166,937
                                                                  38,566  Taylor Woodrow Plc                                 221,226
                                                                  20,870  Wimpey George Plc                                  158,022
                                                                                                                        ------------
                                                                                                                             732,005
                     ---------------------------------------------------------------------------------------------------------------
                     Household Products - 0.2%                    31,325  Reckitt Benckiser Plc                              957,051
                     ---------------------------------------------------------------------------------------------------------------
                     IT Services - 0.0%                           30,199  LogicaCMG Plc                                       94,028
                     ---------------------------------------------------------------------------------------------------------------
                     Independent Power Producers & Energy         84,659  International Power Plc                            372,180
                     Traders - 0.1%
                     ---------------------------------------------------------------------------------------------------------------
                     Industrial Conglomerates - 0.1%              26,012  Smiths Group Plc                                   441,310
                                                                  34,739  Tomkins Plc                                        177,610
                                                                                                                        ------------
                                                                                                                             618,920
                     ---------------------------------------------------------------------------------------------------------------
                     Insurance - 0.7%                            111,671  Aviva Plc                                        1,229,792
                                                                  70,102  Friends Provident Plc                              231,912
                                                                 249,729  Legal & General Group Plc                          501,437
                                                                 119,956  Prudential Plc                                   1,091,840
                                                                 106,903  Royal & Sun Alliance Insurance Group               183,448
                                                                                                                        ------------
                                                                                                                           3,238,429
                     ---------------------------------------------------------------------------------------------------------------
                     Internet & Catalog Retail - 0.2%             53,200  GUS Plc                                            804,221
                     ---------------------------------------------------------------------------------------------------------------
                     Machinery - 0.0%                              9,108  FKI Plc                                             17,966
                                                                  11,268  IMI Plc                                             85,518
                                                                 206,804  Invensys Plc (a)                                    53,049
                                                                                                                        ------------
                                                                                                                             156,533
                     ---------------------------------------------------------------------------------------------------------------
                     Media - 0.9%                                 82,068  Aegis Group Plc                                    203,261
                                                                  65,694  British Sky Broadcasting Plc                       651,408
                                                                  11,034  Daily Mail & General Trust                         128,833
                                                                  42,821  EMI Group Plc                                      183,705
                                                                   9,612  Emap Plc                                           139,948
                                                                 175,600  ITV Plc                                            351,038
                                                                  39,399  Pearson Plc                                        459,327
                                                                  61,545  Reed Elsevier Plc                                  571,071
                                                                  75,204  Reuters Group Plc                                  497,914
                                                                  11,407  Trinity Mirror Plc                                 121,181
                                                                  15,879  United Business Media Plc                          155,487
                                                                  62,287  WPP Group Plc                                      635,807
                                                                  25,811  Yell Group Plc                                     218,379
                                                                                                                        ------------
                                                                                                                           4,317,359
                     ---------------------------------------------------------------------------------------------------------------
                     Metals & Mining - 1.3%                       65,309  Anglo American Plc                               1,952,592
                                                                 104,765  BHP Billiton Plc                                 1,697,710
                                                                 194,761  Corus Group Plc                                    177,444
                                                                  49,431  Rio Tinto Plc Registered Shares                  2,027,051
                                                                                                                        ------------
                                                                                                                           5,854,797
                     ---------------------------------------------------------------------------------------------------------------
                     Multi-Utilities - 0.6%                      200,818  Centrica Plc                                       873,956
                                                                 133,940  National Grid Plc                                1,259,405
                                                                  35,960  United Utilities Plc                               416,690
                                                                                                                        ------------
                                                                                                                           2,550,051
                     ---------------------------------------------------------------------------------------------------------------
                     Multiline Retail - 0.2%                      83,957  Marks & Spencer Group Plc                          556,609
                                                                  15,628  Next Plc                                           384,853
                                                                                                                        ------------
                                                                                                                             941,462
                     ---------------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of September 30, 2005               (in U.S. dollars)

                                                                  Shares
Country              Industry                                       Held  Common Stocks                                    Value
------------------------------------------------------------------------------------------------------------------------------------
                     Oil, Gas & Consumable Fuels - 4.9%          175,855  BG Group Plc                                  $  1,673,743
                                                                 920,220  BP Plc                                          10,964,303
                                                                   3,849  BP Plc (b)                                         272,702
                                                                 179,848  Royal Dutch Shell Plc                            5,965,662
                                                                 124,262  Royal Dutch Shell Plc Class B                    4,304,302
                                                                                                                        ------------
                                                                                                                          23,180,712
                     ---------------------------------------------------------------------------------------------------------------
                     Pharmaceuticals - 2.1%                       72,371  AstraZeneca Plc                                  3,373,626
                                                                 260,871  GlaxoSmithKline Plc                              6,654,920
                                                                     800  GlaxoSmithKline Plc (b)                             41,024
                                                                                                                        ------------
                                                                                                                          10,069,570
                     ---------------------------------------------------------------------------------------------------------------
                     Real Estate - 0.3%                           30,295  British Land Co. Plc                               504,059
                                                                  11,899  Hammerson Plc                                      196,085
                                                                  20,624  Land Securities Group Plc                          539,626
                                                                   9,912  Liberty International Plc                          174,476
                                                                  18,432  Slough Estates Plc                                 173,638
                                                                                                                        ------------
                                                                                                                           1,587,884
                     ---------------------------------------------------------------------------------------------------------------
                     Road & Rail - 0.0%                           16,203  Firstgroup Plc                                      94,594
                                                                   2,119  National Express Group Plc                          31,489
                                                                  33,050  Stagecoach Group Plc                                65,339
                                                                                                                        ------------
                                                                                                                             191,422
                     ---------------------------------------------------------------------------------------------------------------
                     Semiconductors & Semiconductor               84,638  ARM Holdings Plc                                   175,936
                     Equipment - 0.0%
                     ---------------------------------------------------------------------------------------------------------------
                     Software - 0.1%                              21,437  Misys Plc                                           76,607
                                                                  66,142  Sage Group Plc                                     269,712
                                                                                                                        ------------
                                                                                                                             346,319
                     ---------------------------------------------------------------------------------------------------------------
                     Specialty Retail - 0.2%                      72,099  Dixons Group Plc                                   191,963
                                                                   3,700  HMV Group Plc                                       13,500
                                                                  32,023  Kesa Electricals Plc                               144,604
                                                                 128,975  Kingfisher Plc                                     492,846
                                                                  24,999  MFI Furniture Plc                                   48,095
                                                                  79,661  Signet Group Plc                                   144,451
                                                                   2,201  Travis Perkins Plc                                  55,214
                                                                                                                        ------------
                                                                                                                           1,090,673
                     ---------------------------------------------------------------------------------------------------------------
                     Tobacco - 0.6%                               77,395  British American Tobacco Plc                     1,630,709
                                                                  22,911  Gallaher Group Plc                                 356,680
                                                                  29,513  Imperial Tobacco Group Plc                         847,913
                                                                                                                        ------------
                                                                                                                           2,835,302
                     ---------------------------------------------------------------------------------------------------------------
                     Trading Companies &                          21,500  Bunzl Plc                                          216,042
                     Distributors - 0.2%                          29,669  Wolseley Plc                                       629,323
                                                                                                                        ------------
                                                                                                                             845,365
                     ---------------------------------------------------------------------------------------------------------------
                     Transportation Infrastructure - 0.2%         11,911  Associated British Ports Holdings Plc              110,679
                                                                  58,413  BAA Plc                                            644,831
                                                                  12,221  BBA Group Plc                                       64,158
                                                                  29,716  The Peninsular and Oriental Steam
                                                                          Navigation Co.                                     175,586
                                                                                                                        ------------
                                                                                                                             995,254
                     ---------------------------------------------------------------------------------------------------------------
                     Water Utilities - 0.1%                       15,133  Kelda Group Plc                                    188,072
                                                                  12,768  Severn Trent Plc                                   223,846
                                                                                                                        ------------
                                                                                                                             411,918
                     ---------------------------------------------------------------------------------------------------------------
                     Wireless Telecommunication                2,696,171  Vodafone Group Plc                               7,035,439
                     Services - 1.6%                              12,490  Vodafone Group Plc (b)                             324,365
                                                                                                                        ------------
                                                                                                                           7,359,804
                     ---------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks in the United Kingdom      110,489,257
                     ---------------------------------------------------------------------------------------------------------------
                                                                          Total Investments in Common Stocks
                                                                          (Cost - $353,281,274) - 93.1%                  436,540,354
------------------------------------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of September 30, 2005               (in U.S. dollars)

                                                                  Shares
Country                                                             Held  Exchange Traded Funds                            Value
------------------------------------------------------------------------------------------------------------------------------------
United States - 0.1%                                               6,000  iShares MSCI EAFE Index Fund                  $    348,540
------------------------------------------------------------------------------------------------------------------------------------
                                                                          Total Investments in Exchange Traded Funds
                                                                          (Cost - $232,840) - 0.1%                           348,540
------------------------------------------------------------------------------------------------------------------------------------

                     Industry                                             Preferred Stocks
------------------------------------------------------------------------------------------------------------------------------------
Germany - 0.2%       Automobiles - 0.1%                              428  Porsche AG                                         330,122
                                                                   5,476  Volkswagen AG, 4.35%                               250,749
                                                                                                                        ------------
                                                                                                                             580,871
                     ---------------------------------------------------------------------------------------------------------------
                     Chemicals - 0.1%                              2,828  Henkel KGaA, 1.75%                                 258,002
                     ---------------------------------------------------------------------------------------------------------------
                     Health Care Providers &                         542  Fresenius Medical Care AG, 2.30%                    42,802
                     Services - 0.0%
                     ---------------------------------------------------------------------------------------------------------------
                     Media - 0.0%                                  5,512  ProSieben SAT.1 Media AG, 2.24%                     95,563
                     ---------------------------------------------------------------------------------------------------------------
                     Multi-Utilities - 0.0%                        2,033  RWE AG, 3.50%                                      117,431
                     ---------------------------------------------------------------------------------------------------------------
                                                                          Total Investments in Preferred Stocks
                                                                          (Cost - $835,332) - 0.2%                         1,094,669
------------------------------------------------------------------------------------------------------------------------------------

                                                                          Rights
------------------------------------------------------------------------------------------------------------------------------------
Norway - 0.0%        Paper & Forest Products - 0.0%                3,089  Norske Skogindustrier ASA (e)                        5,428
                     ---------------------------------------------------------------------------------------------------------------
                                                                          Total Investments in Rights
                                                                          (Cost - $0) - 0.0%                                   5,428
------------------------------------------------------------------------------------------------------------------------------------

                                                                          Warrants (c)
------------------------------------------------------------------------------------------------------------------------------------
France - 0.0%        Food & Staples Retailing - 0.0%                 133  Casino Guichard Perrachon SA
                                                                          (expires 12/15/2005)                                     2
                     ---------------------------------------------------------------------------------------------------------------
                                                                          Total Investments in Warrants                            2
                                                                          (Cost - $802) - 0.0%
------------------------------------------------------------------------------------------------------------------------------------

                                                              Beneficial
                                                                Interest  Short-Term Securities
------------------------------------------------------------------------------------------------------------------------------------
                                                            $ 17,559,082  Merrill Lynch Liquidity Series, LLC Cash
                                                                          Sweep Series I (d)                              17,559,082
------------------------------------------------------------------------------------------------------------------------------------
                                                                          Total Investments in Short-Term Securities
                                                                          (Cost - $17,559,082) - 3.8%                     17,559,082
------------------------------------------------------------------------------------------------------------------------------------
                                                                          Total Investments
                                                                          (Cost - $371,909,330*) - 97.2%                 455,548,075

                                                                          Other Assets Less Liabilities - 2.8%            13,157,902
                                                                                                                        ------------
                                                                          Net Assets - 100.0%                           $468,705,977
                                                                                                                        ============

* The cost and unrealized appreciation (depreciation) of investments as of September 30, 2005, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 374,826,614
                                                                  =============
      Gross unrealized appreciation                               $  88,952,102
      Gross unrealized depreciation                                  (8,230,641)
                                                                  -------------
      Net unrealized appreciation                                 $  80,721,461
                                                                  =============

(a)   Non-income producing security.
(b)   Depositary receipts.
(c) Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(d) Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
      Affiliate                                   Net Activity   Interest Income
      --------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC
      Cash Sweep Series I                         $ 14,798,175    $      180,838
      --------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of September 30, 2005               (in U.S. dollars)

(e)   The rights may be exercised until 10/13/2005.
(f)   Security, or portion of security, is on loan.

      For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series' management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

      Financial futures contracts purchased as of September 30, 2005 were as follows:

      --------------------------------------------------------------------------------------------
      Number of                                         Expiration        Face         Unrealized
      Contracts           Issue            Exchange        Date           Value       Appreciation
      --------------------------------------------------------------------------------------------
        191           DJ Euro Stoxx        Eurex      December 2005    $ 7,763,452    $    148,922
        69        FTSE 100 Index Future    LIFFE      December 2005    $ 6,612,649          82,155
        19        Hang Seng Index Future   Hong Kong  October 2005     $ 1,859,498          31,257
        70        OMX Stock Index Future   Tokyo      October 2005     $   792,456          19,881
         3            SPI/MIB Index        Eurex      December 2005    $   619,867           9,589
        33         SPI 200 Index Future    Sydney     December 2005    $ 2,845,203          76,160
        71          TOPIX Index Future     Tokyo      December 2005    $ 8,169,094         654,225
      --------------------------------------------------------------------------------------------
      Total Unrealized Appreciation - Net                                             $  1,022,189
                                                                                      ============

      Forward foreign exchange contracts as of September 30, 2005 were as follows:

      --------------------------------------------------------------------------
      Foreign Currency                      Settlement               Unrealized
      Purchased                                Date                 Depreciation
      --------------------------------------------------------------------------
         AUD           869,000             October 2005             $    (1,271)
         CHF         2,075,000             October 2005                 (45,188)
         EUR         5,485,000             October 2005                (128,913)
         GBP         2,085,000             October 2005                 (82,947)
         JPY       497,800,000             October 2005                (125,059)
         SEK         3,525,000             October 2005                  (8,321)
      --------------------------------------------------------------------------
      Total Unrealized Depreciation on Forward
      Foreign Exchange Contracts - Net
      (USD Commitment - $17,820,612)                                $  (361,699)
                                                                    ===========

      --------------------------------------------------------------------------
      Foreign Currency                      Settlement               Unrealized
      Sold                                     Date                 Appreciation
      --------------------------------------------------------------------------
         AUD            55,000             October 2005             $       158
         CHF            35,000             October 2005                     449
         EUR           425,000             October 2005                   3,782
         GBP           275,000             October 2005                   8,903
         JPY        79,000,000             October 2005                  13,431
      --------------------------------------------------------------------------
      Total Unrealized Appreciation on Forward
      Foreign Exchange Contracts - Net
      (USD Commitment - $1,792,441)                                 $    26,723
                                                                    ===========

      Currency Denominations

      AUD       Australian Dollar
      CHF       Swiss Franc
      EUR       Euro
      GBP       British Pound Sterling
      JPY       Japanese Yen
      SEK       Swedish Krona
      USD       U.S. Dollar

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch International Index Fund of Merrill Lynch Index Funds, Inc. and Master International Index Series of Quantitative Master Series Trust


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Merrill Lynch International Index Fund of Merrill Lynch Index Funds, Inc. and Master International Index Series of Quantitative Master Series Trust

Date: November 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Merrill Lynch International Index Fund of Merrill Lynch Index Funds, Inc. and Master International Index Series of Quantitative Master Series Trust

Date: November 17, 2005


By: /s/ Donald C. Burke
    -----------------------
    Donald C. Burke
    Chief Financial Officer
    Merrill Lynch International Index Fund of Merrill Lynch Index Funds, Inc. and Master International Index Series of Quantitative Master Series Trust

Date: November 17, 2005